UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2008        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Value Fund - 3/31/2008

Security Description	Shares		Value
Common Stocks - 98.4%
Consumer Discretionary - 12.8%
Abercrombie & Fitch Co.	15,300		$1,119,042
Comcast Corp., Special Class A*	47,240		896,143
Dollar Tree, Inc.*	29,800		822,182
J.C. Penney Co., Inc.	43,450	[2]	1,638,500
Jarden Corp.*	35,450		770,683
Lowe’s Co., Inc.	27,240		624,886
Rent-A-Center, Inc.*	35,550		652,342
Wyndham Worldwide Corp.	21,602		446,729

Total Consumer Discretionary			6,970,507

Consumer Staples - 5.8%
CVS Corp.	27,740		1,123,747
Kraft Foods, Inc.	32,290		1,001,313
Procter & Gamble Co., The	14,600		1,023,022

Total Consumer Staples			3,148,082

Energy - 12.2%
Baker Hughes, Inc.	9,210		630,885
Chesapeake Energy Corp.	8,300	[2]	383,045
ChevronTexaco Corp.	22,000		1,877,920
ConocoPhillips Co.	11,930		909,185
Devon Energy Corp.	9,120		951,490
El Paso Corp.	44,010		732,326
Halliburton Co.	28,500	[2]	1,120,905

Total Energy			6,605,756

Financials - 20.7%
American Express Co.	33,040		1,444,509
American International Group, Inc.	46,820		2,024,965
Bank of America Corp.	60,270		2,284,836
Citigroup, Inc.	32,941		705,596
Fannie Mae Co.	33,800		889,616
JPMorgan Chase & Co.	22,190		953,060
Lehman Brothers Holdings, Inc.	19,000	[2]	715,160
MBIA, Inc.	43,900		536,458
Merrill Lynch & Co., Inc.	41,140	[2]	1,676,044

Total Financials			11,230,244

Health Care - 5.5%
Abbott Laboratories Co.	14,700		810,705
Covidien Ltd.	21,115		934,338
Johnson & Johnson	9,510		616,914
McKesson Corp.	11,400		597,018

Total Health Care			2,958,975

Industrials - 9.6%
Empresa Brasileira de Aeronautica, S.A.	30,050	[2]	1,187,275
General Electric Co.	28,175		1,042,757
United Parcel Service, Inc., Class B	14,230	[2]	1,039,075
United Technologies Corp.	16,100		1,108,002
Wesco International, Inc.*	23,100		842,919

Total Industrials			5,220,028

Information Technology - 17.1%
Cisco Systems, Inc.*	44,100		1,062,369
Hewlett-Packard Co.	37,300		1,703,118
Ingram Micro, Inc., Class A*	80,800		1,279,064
International Business Machines Corp.	9,280		1,068,499

Managers Value Fund - 3/31/2008

Security Description	Shares		Value
Information Technology - 17.1% (continued)
Nokia Corp., Sponsored ADR	53,800		$1,712,454
Oracle Corp.*	41,500		811,740
Seagate Technology, Inc.	39,500		827,130
Xerox Corp.	55,110		824,997

Total Information Technology			9,289,371

Materials - 8.8%
Alcoa, Inc.	26,920		970,735
Cemex SAB de C.V.*	31,955	[2]	834,665
Dow Chemical Co.	28,000		1,031,800
E.I. du Pont de Nemours & Co., Inc.	22,450		1,049,762
PPG Industries, Inc.	14,700		889,497

Total Materials			4,776,459

Telecommunication Services - 4.5%
AT&T, Inc.	29,100		1,114,530
Verizon Communications, Inc.	36,200		1,319,490

Total Telecommunication Services			2,434,020

Utilities - 1.4%
Exelon Corp.	9,680		786,694

Total Common Stocks (cost $54,215,722)			53,420,136

Other Investment Companies - 15.1%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	7,345,594		7,345,594
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	822,114		822,113

Total Other Investment Companies (cost $8,167,707)			8,167,707

Total Investments - 113.5% (cost $62,383,429)			61,587,843

Other Assets, less Liabilities - (13.5)%			(7,318,669)

Net Assets - 100.0%			$54,269,174

Managers AMG Essex Large Cap Growth Fund - 3/31/2008

Security Description	Shares		Value
Common Stocks - 97.2%
Consumer Discretionary - 9.9%
International Game Technology	23,987	[2]	$964,517
Kohl’s Corp.*	30,397		1,303,728
Melco PBL Entertainment (Macau) Ltd., ADR*	34,621	[2]	393,987
News Corp., Inc., Class A	63,695		1,194,281
Urban Outfitters, Inc.*	16,958	[2]	531,633

Total Consumer Discretionary			4,388,146

Consumer Staples - 7.2%
CVS Corp.	33,092		1,340,557
Hansen Natural Corp.*	16,720	[2]	590,216
Procter & Gamble Co., The	18,009		1,261,891

Total Consumer Staples			3,192,664

Energy - 8.8%
Chesapeake Energy Corp.	14,095	[2]	650,484
Patterson-UTI Energy, Inc.	19,414		508,273
Peabody Energy Corp.	25,763	[2]	1,313,913
Petroleo Brasileiro S.A., Sponsored ADR	6,338		647,173
Southwestern Energy Co.*	22,804		768,267

Total Energy			3,888,110

Financials - 3.3%
CME Group, Inc.	1,277	[2]	599,041
Goldman Sachs Group, Inc.	1,312	[2]	216,992
State Street Corp.	8,250		651,749

Total Financials			1,467,782

Health Care - 26.0%
Abbott Laboratories Co.	30,673		1,691,616
Alcon, Inc.	5,363		762,887
Baxter International, Inc.	14,228		822,663
Charles River Laboratories International, Inc.*	10,977	[2]	646,984
Elan Corp., PLC, Sponsored ADR*	31,126	[2]	649,288
Forest Laboratories, Inc.*	22,241		889,862
Genentech, Inc.*	20,993	[2]	1,704,212
Gilead Sciences, Inc.*	26,526		1,366,885
Hologic, Inc.*	8,311	[2]	462,092
Intuitive Surgical, Inc.*	1,368	[2]	443,711
Medco Health Solutions, Inc.*	12,690		555,695
Thermo Fisher Scientific, Inc.*	11,714	[2]	665,824
Vertex Pharmaceuticals, Inc.*	36,888	[2]	881,254

Total Health Care			11,542,973

Industrials - 9.2%
AMR Corp.*	43,597		393,245
Chicago Bridge & Iron Co. N.V.	14,367	[2]	563,761
Deere & Co.	6,235		501,543
First Solar, Inc.*	2,895		669,150
General Electric Co.	33,655		1,245,572
Northwest Airlines Corp.*	55,105	[2]	495,394
Quanta Services, Inc.*	9,821	[2]	227,553

Total Industrials			4,096,218

Information Technology - 25.4%
Salesforce.com, Inc.*	11,269	[2]	652,137
Visa, Inc., Class A*	718	[2]	44,774
Broadcom Corp., Class A*	19,409		374,011
Brocade Communications Systems, Inc.*	190,202		1,388,476

Managers AMG Essex Large Cap Growth Fund - 3/31/2008

Security Description	Shares		Value
Information Technology - 25.4% (continued)
Cisco Systems, Inc.*	18,224		$439,016
EMC Corp.*	65,796		943,515
Google, Inc.*	1,418		624,586
Intel Corp.	20,863		441,878
International Business Machines Corp.	9,545		1,099,011
McAfee, Inc.*	20,116		665,638
Microsoft Corp.	46,324		1,314,676
Omniture, Inc.*	34,618	[2]	803,484
Oracle Corp.*	68,136		1,332,740
QUALCOMM, Inc.	27,148		1,113,068

Total Information Technology			11,237,010

Materials - 5.8%
Mosaic Co., The,*	10,259		1,052,574
Newmont Mining Ltd.,	18,665	[2]	845,524
Potash Corp. of Saskatchewan	4,343		674,077

Total Materials			2,572,175

Telecommunication Services - 1.6%
NII Holdings, Inc., Class B*	21,753		691,310

Total Common Stocks (cost $42,964,993)			43,076,388

Other Investment Companies - 29.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	11,787,953		11,787,953
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	1,269,474		1,269,474

Total Other Investment Companies (cost $13,057,427)			13,057,427

Total Investments - 126.6% (cost $56,022,420)			56,133,815

Other Assets, less Liabilities - (26.6)%			(11,800,820)

Net Assets - 100.0%			$44,332,995

Managers Small Company Fund - 3/31/2008

Security Description	Shares		Value
Common Stocks - 95.0%
Consumer Discretionary - 12.3%
1-800-FLOWERS.COM, Inc.*	9,095		$77,398
Arbitron, Inc.	9,150		394,914
BJ’s Restaurants, Inc.*	3,080		44,383
Charming Shoppes*	27,389		132,289
DeVry, Inc.	5,330		223,007
Fred’s, Inc.	5,910		60,578
GameStop Corp.*	3,410		176,331
Gemstar-TV Guide International, Inc.*	14,120	[2]	66,364
Global Traffic Network, Inc.*	4,250		37,230
Life Time Fitness, Inc.*	4,535	[2]	141,537
LKQ Corp.*	9,700	[2]	217,959
Monro Muffler Brake, Inc.	3,860		65,234
Multimedia Games, Inc.*	27,320		145,889
NutriSystem, Inc.*	5,550		83,638
O’Reilly Automotive, Inc.*	2,735		78,002
Service Corp. International	44,650		452,751
Shuffle Master, Inc.*	15,920		85,172
Tractor Supply Co.*	5,050		199,576
Tupperware Brands Corp.	4,500	[2]	174,060
WABCO Holdings, Inc.	6,380		291,056

Total Consumer Discretionary			3,147,368

Consumer Staples - 3.5%
Central European Distribution Corp.*	4,081		237,473
Elizabeth Arden, Inc.*	5,730		114,314
Longs Drug Stores Corp.	4,720	[2]	200,411
Performance Food Group Co.*	7,270		237,583
Sunopta, Inc.*	11,920		60,792
Susser Holdings Corp.*	2,110		39,605

Total Consumer Staples			890,178

Energy - 10.0%
Atwood Oceanics, Inc.*	1,670	[2]	153,172
Cal Dive International, Inc.*	20,950	[2]	217,461
Clean Energy Fuels Corp.*	6,880		91,917
Core Laboratories N.V.*	1,590	[2]	189,687
Delta Petroleum Corp.*	11,045		248,954
Foundation Coal Holdings, Inc.	3,820		192,261
GMX Resources, Inc.*	4,840		169,061
Niko Resources, Ltd.	3,170		257,102
Parallel Petroleum Corp.*	8,455		165,464
Seacor Holdings, Inc.*	1,700		145,112
Tidewater, Inc.	2,125		117,109
Ultra Petroleum Corp.*	5,455	[2]	422,763
Warren Resources, Inc.*	17,287		205,197

Total Energy			2,575,260

Financials - 4.2%
Education Realty Trust, Inc.	18,100		227,517
Flushing Financial Corp.	7,300		128,334
National Financial Partners Corp.	1,670		37,525
NorthStar Realty Finance Corp.	28,140		229,904
Signature Bank*	7,310		186,405
UMB Financial Corp.	4,350		179,220
Wilshire Bancorp, Inc.	13,400		102,376

Total Financials			1,091,281

Health Care - 18.1%
Analogic Corp.	4,000		266,160
Assisted Living Concepts, Inc.*	20,739		122,153
Bio-Reference Labs, Inc.*	9,008		238,081
Cambrex Corp.	20,310		140,748
Cooper Companies, Inc., The	4,750	[2]	163,542
Covance, Inc.*	3,440		285,417
Eclipsys Corp.*	6,150	[2]	120,602

Managers Small Company Fund - 3/31/2008

Security Description	Shares		Value
Health Care - 18.1% (continued)
Endo Pharmaceuticals Holdings, Inc.*	4,350		$104,139
eResearchTechnology, Inc.*	6,810		84,580
Haemonetics Corp.*	2,820	[2]	168,016
HealthExtras, Inc.*	5,270		130,907
Healthways, Inc.*	3,810	[2]	134,645
inVentiv Health, Inc.*	6,750	[2]	194,468
Inverness Medical Innovations, Inc.*	4,690		141,169
IRIS International, Inc.*	9,600		127,392
K-V Pharmaceutical Co., Class A*	10,600	[2]	264,576
Landauer, Inc.	1,700		85,578
LifeCell Corp.*	4,610		193,758
MAKO Surgical Corp.*	13,450		120,781
Martek Biosciences Corp.*	5,980		182,809
Omnicell, Inc.*	5,740		115,374
Pediatrix Medical Group, Inc.*	2,450	[2]	165,130
Phase Forward, Inc.*	8,300		141,764
PSS World Medical, Inc.*	9,345		155,688
Psychiatric Solutions, Inc.*	4,050	[2]	137,376
ResMed, Inc.*	4,325	[2]	182,428
SonoSite, Inc.*	10,000		284,300
Sunrise Senior Living, Inc.*	8,050	[2]	179,354

Total Health Care			4,630,935

Industrials - 16.0%
Actuant Corp., Class A	2,150	[2]	64,952
Advisory Board Co., The*	2,960		162,622
Alliant Techsystems, Inc.*	3,000	[2]	310,589
American Ecology Corp.	11,350		287,495
Carlisle Co., Inc.	1,920		64,205
Chicago Bridge & Iron Co. N.V.	5,395		211,700
ChoicePoint, Inc.*	1,595		75,922
Corrections Corp. of America*	8,644		237,883
DRS Technologies, Inc.	5,550		323,453
Duff & Phelps Corp., Class A*	11,730		211,023
EnerSys*	4,940	[2]	118,165
Healthcare Services Group	6,480		133,747
Hexcel Corp.*	7,380	[2]	141,032
ICT Group, Inc.*	7,680		77,491
IHS, Inc., Class A*	3,680		236,661
InnerWorkings, Inc.*	6,770		94,983
Kennametal, Inc.	9,160		269,579
Mobile Mini, Inc.*	7,875		149,625
MSC Industrial Direct Co., Class A	4,790		202,378
Polypore International, Inc.*	7,730		159,934
Teleflex, Inc.	3,450		164,600
Tetra Technologies, Inc.*	9,610		187,491
URS Corp.*	2,039		66,655
UTI Worldwide, Inc.	7,620		153,010

Total Industrials			4,105,195

Information Technology - 23.3%
Actuate Corp.*	29,950		122,795
ADC Telecommunications, Inc.*	12,560		151,725
ANSYS, Inc.*	3,560		122,891
Arris Group, Inc.*	21,640		125,945
ATMI, Inc.*	7,145		198,845
Avocent Corp.*	3,910	[2]	66,079
Concur Technologies, Inc.*	3,210		99,670
Constant Contact, Inc.*	3,710	[2]	53,721
CyberSource Corp.*	18,110		264,587
Cypress Semiconductor Corp.*	4,640		109,550
DealerTrack Holdings, Inc.*	5,840	[2]	118,085
Digital River, Inc.*	1,600		49,552
Diodes, Inc.*	3,172		69,657

Managers Small Company Fund - 3/31/2008

Security Description	Shares		Value
Information Technology - 23.3% (continued)
DTS, Inc.*	10,710		$257,040
Dycom Industries, Inc.*	5,450		65,454
Fair Isaac Corp.	7,850	[2]	168,932
FEI Co.*	5,560		121,375
Harmonic, Inc.*	12,300		93,480
Heartland Payment Systems, Inc.	2,710		62,357
Hypercom Corp.*	40,340		175,076
Insight Enterprises, Inc.*	10,875		190,312
Ixia, Inc.*	6,790		52,690
Macrovision Corp.*	10,350		139,725
Microsemi Corp.*	6,930	[2]	158,004
MPS Group, Inc.*	10,190		120,446
Napco Security Systems, Inc.*	21,150		104,058
NeuStar, Inc., Class A*	3,650	[2]	96,652
NIC, Inc.*	9,720		69,109
NICE Systems, Ltd.*	4,700	[2]	132,634
Online Resources Corp.*	4,355		41,895
OPNET Technologies, Inc.*	3,345		27,228
Polycom, Inc.*	7,155		161,274
Powerwave Technologies, Inc.*	46,620		118,881
Progress Software Corp.*	5,125		153,340
RightNow Technologies, Inc.*	6,350		75,565
Rogers Corp.*	3,705		123,784
Sapient Corp.*	17,640		122,774
Silicon Image, Inc.*	45,942		230,169
SkillSoft PLC*	10,110		105,852
Solera Holdings, Inc.*	8,250		200,970
Sybase, Inc.*	11,650		306,396
Symmetricom, Inc.*	8,880		30,991
Syntel, Inc.	2,240	[2]	59,696
Tessera Technologies, Inc.*	5,360		111,488
THQ, Inc.*	14,632		318,979
Valueclick, Inc.*	8,410		145,072
Volterra Semiconductor Corp.*	6,360	[2]	72,059

Total Information Technology			5,966,859

Materials - 4.0%
Albemarle Corp.	5,230	[2]	191,000
Hercules, Inc.	8,900		162,781
Methanex Corp.	4,075		106,643
Nalco Holding Co.	5,900		124,785
Schweitzer-Mauduit International, Inc.	3,150		72,891
Sensient Technologies Corp.	2,770		81,687
Silgan Holdings, Inc.	5,540		274,950

Total Materials			1,014,737

Telecommunication Services - 1.5%
Cbeyond, Inc.*	4,230		79,482
NTELOS Holdings Corp.	5,580		135,036
Syniverse Holdings, Inc.*	9,700		161,602

Total Telecommunication Services			376,120

Utilities - 2.1%
Vectren Corp.	10,050	[2]	269,641
Westar Energy, Inc.	11,350		258,440

Total Utilities			528,081

Total Common Stocks (cost $24,045,492)			24,326,014

Other Investment Companies - 25.0%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	5,090,411		5,090,411
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	1,316,722		1,316,722

Total Other Investment Companies (cost $6,407,133)			6,407,133

Total Investments - 120.0% (cost $30,452,625)			30,733,147

Other Assets, less Liabilities - (20.0)%			(5,114,940)

Net Assets - 100.0%			$25,618,207

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Common Stocks - 94.9%
Consumer Discretionary - 18.5%
Aaron Rents, Inc.	146,600	[2]	$3,157,764
American Axle & Manufacturing Holdings, Inc.	117,000		2,398,500
American Public Education, Inc.*	39,514		1,200,040
Amerigon, Inc.*	213,925		3,166,090
Arbitron, Inc.	39,500	[2]	1,704,820
ArvinMeritor, Inc.	83,000		1,038,330
Bally Technologies, Inc.*	70,100	[2]	2,407,234
Big 5 Sporting Goods Corp.	306,200		2,685,374
Big Lots, Inc.*	605,552		13,503,810
Buckle, Inc., The	144,450	[2]	6,461,248
Capella Education Co.*	35,000		1,911,000
Chipotle Mexican Grill, Inc.*	14,500	[2]	1,644,735
Crocs, Inc.*	220,925		3,859,560
Ctrip.com International, Ltd.*	30,794		1,632,698
Deckers Outdoor Corp.*	120,300	[2]	12,970,746
DeVry, Inc.	412,043		17,239,879
Dick’s Sporting Goods, Inc.*	327,650	[2]	8,774,467
Dillard's, Inc., Class A	831,200		14,304,952
Drew Industries, Inc.*	104,000	[2]	2,543,840
DXP Enterprises, Inc.*	33,300		1,308,190
Fossil, Inc.*	51,700	[2]	1,578,918
Guess?, Inc.	143,075		5,790,245
Gymboree Corp.*	101,800		4,059,784
INVESTools, Inc.*	113,100	[2]	1,242,969
ITT Educational Services, Inc.*	211,000		9,691,230
J. Crew Group, Inc.*	127,075	[2]	5,612,903
Jack in the Box, Inc.*	244,850	[2]	6,579,120
Jo-Ann Stores, Inc.*	269,647	[2]	3,971,900
Jos. A. Bank Clothiers, Inc.*	276,190		5,661,895
K12, Inc.*	52,400		1,026,516
LKQ Corp.*	92,600	[2]	2,080,722
Lululemon Athletica, Inc.*	67,744	[2]	1,925,962
MarineMax, Inc.*	215,500	[2]	2,685,130
McCormick & Schmick’s Seafood Restaurants, Inc.*	196,500	[2]	2,289,225
Morningstar, Inc.*	14,800	[2]	907,980
Netflix, Inc.*	46,700	[2]	1,618,155
Orient-Express Hotels, Ltd.	244,900		10,569,884
Polaris Industries, Inc.	52,800	[2]	2,165,328
Priceline.com, Inc.*	25,100	[2]	3,033,586
Red Robin Gourmet Burgers, Inc.*	106,700		4,008,719
Ross Stores, Inc.	370,000		11,085,200
Saks, Inc.*	953,000		11,883,910
Strayer Education, Inc.	25,700	[2]	3,919,250
Tupperware Brands Corp.	111,100	[2]	4,297,348
Under Armour, Inc., Class A*	218,350	[2]	7,991,610
Visteon Corp.*	4,395,300		16,526,328
Warnaco Group, Inc., The*	294,125		11,600,290
WMS Industries, Inc.*	42,600	[2]	1,532,322
Zumiez, Inc.*	76,801		1,205,008

Total Consumer Discretionary			250,454,714

Consumer Staples - 1.2%
B&G Foods, Inc.	292,500		3,217,500
Central European Distribution Corp.*	73,800	[2]	4,294,422
Chattem, Inc.*	30,908	[2]	2,050,437

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Consumer Staples - 1.2% (continued)
Darling International, Inc.*	195,900		$2,536,905
Flowers Food, Inc.	157,600	[2]	3,900,600

Total Consumer Staples			15,999,864

Energy - 6.5%
Alpha Natural Resources, Inc.*	55,800	[2]	2,423,952
Bill Barrett Corp.*	50,300	[2]	2,376,675
Carrizo Oil & Gas, Inc.*	122,300	[2]	7,248,721
Comstock Resources, Inc.*	339,700	[2]	13,689,910
Dawson Geophysical Co.*	47,600		3,213,000
Dril-Quip, Inc.*	32,600	[2]	1,514,922
Encore Acquisition Co.*	41,700	[2]	1,679,676
Foundation Coal Holdings, Inc.	20,000		1,006,600
Gulfmark Offshore, Inc.*	41,700		2,281,824
Hornbeck Offshore Services, Inc.*	65,050	[2]	2,970,834
Key Energy Services, Inc.*	283,900	[2]	3,809,938
Matrix Service Co.*	80,300		1,379,554
Mitcham Industries, Inc.*	36,500		650,430
Oil States International, Inc.*	35,500	[2]	1,590,755
Overseas Shipholding Group, Inc.	84,768		5,937,151
Petroquest Energy, Inc.*	230,975		4,005,106
Plains Exploration & Production Co.*	247,508	[2]	13,152,596
SandRidge Energy, Inc.*	68,000	[2]	2,662,200
Stone Energy Corp.*	88,900		4,650,359
Superior Energy Services, Inc.*	42,000	[2]	1,664,040
USEC, Inc.*	450,000	[2]	1,665,000
W-H Energy Services, Inc.*	26,100	[2]	1,796,985
Willbros Group, Inc.*	202,625		6,200,325

Total Energy			87,570,553

Financials - 14.1%
American Financial Group, Inc.	39,250		1,003,230
American National Insurance Co.	68,950	[2]	7,356,965
American Physicians Capital, Inc.	21,650		1,003,694
Aspen Insurance Holdings, Ltd.	188,600		4,975,268
BankUnited Financial Corp., Class A	601,088		3,011,451
BioMed Realty Trust, Inc.	60,000	[2]	1,433,400
Community Bank System, Inc.	55,500		1,363,080
Cowen Group, Inc.*	241,953		1,715,447
Delphi Financial Group, Inc., Class A	174,850		5,110,866
DiamondRock Hospitality Co.	112,900	[2]	1,430,443
Dollar Financial Corp.*	64,200		1,476,600
Downey Financial Corp.	344,680	[2]	6,335,218
eHealth, Inc.*	71,971		1,588,400
Entertainment Properties Trust	27,700	[2]	1,366,441
FCStone Group, Inc.*	64,000	[2]	1,772,800
Financial Federal Corp.	147,100		3,208,251
GFI Group, Inc.*	11,800	[2]	676,140
Glacier Bancorp, Inc.	96,500	[2]	1,849,905
Greenhill & Co., Inc.	26,806	[2]	1,864,625
Hanover Insurance Group, Inc.	178,100		7,327,034
Harleysville Group, Inc.	15,600		563,004
Hercules Technology Growth Capital, Inc.	227,500		2,470,650
Hilb, Rogal & Hamilton Co.	304,400		9,579,468
Inland Real Estate Corp.	92,500	[2]	1,406,925
Investment Technology Group, Inc.*	127,200	[2]	5,874,096
IPC Holdings, Ltd.	369,100	[2]	10,334,800
iStar Financial, Inc.	254,300		3,567,829

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Financials - 14.1% (continued)
Jefferies Group, Inc.	51,400	[2]	$829,082
KBW, Inc.*	38,000		837,900
Knight Capital Group, Inc., Class A*	139,200	[2]	2,260,608
MCG Capital Corp.	256,478		2,331,385
MI Developments, Inc., Class A	1,589,100	[2]	45,638,951
MSCI, Inc.*	48,200		1,433,950
National Western Life Insurance Co., Class A	12,000		2,601,480
Navigators Group, Inc.*	10,800		587,520
Northwest Bancorp, Inc.	20,600	[2]	562,998
Old Second Bancorp, Inc.	18,500		491,360
Penson Worldwide, Inc.*	30,841		284,662
PrivateBancorp, Inc.	69,138		2,175,773
ProAssurance Corp.*	30,900		1,663,347
Prosperity Bancshares, Inc.	215,500		6,176,230
PS Business Parks, Inc.	26,000	[2]	1,349,400
RAM Holdings, Ltd.*	388,300		881,441
Realty Income Corp.	56,800	[2]	1,455,216
Reinsurance Group of America, Inc.	148,800		8,100,672
RiskMetrics Group, Inc.*	52,600	[2]	1,017,810
RLI Corp.	28,300	[2]	1,402,831
Saul Centers, Inc.	28,600		1,436,864
SeaBright Insurance Holdings, Inc.*	325,235		4,790,712
Senior Housing Properties Trust	60,800		1,440,960
South Financial Group, Inc., The	225,000		3,343,500
SVB Financial Group*	72,700	[2]	3,172,628
Tower Group, Inc.	64,800		1,631,016
TradeStation Group, Inc.*	330,100		2,812,452
United PanAm Financial Corp.*	165,900		603,876

Total Financials			190,980,654

Health Care - 10.9%
Air Methods Corp.*	26,200		1,267,294
Alexion Pharmaceuticals, Inc.*	52,900	[2]	3,136,970
Alliance Imaging, Inc.*	473,800		4,074,680
Alpharma, Inc.*	21,700	[2]	568,757
AMAG Pharmaceuticals, Inc.*	19,453		786,485
Amedisys, Inc.*	52,800		2,077,152
Amsurg Corp.*	47,500		1,124,800
Analogic Corp.	37,100		2,468,634
athenahealth, Inc.*	25,100		594,117
BioMarin Pharmaceutical, Inc.*	79,000	[2]	2,794,230
Bio-Rad Laboratories, Inc.*	42,750	[2]	3,802,612
Bio-Reference Labs, Inc.*	63,332		1,673,865
Bruker BioSciences Corp.*	63,800	[2]	981,882
Centene Corp.*	14,748		205,587
Cepheid, Inc.*	75,435		1,839,860
Charles River Laboratories International, Inc.*	215,402		12,695,794
Conmed Corp.*	85,000		2,179,400
Cubist Pharmaceuticals, Inc.*	173,900		3,203,238
Dionex Corp.*	36,800	[2]	2,833,232
eResearchTechnology, Inc.*	148,250	[2]	1,841,265
Five Star Quality Care, Inc.*	463,772		2,944,952
Gentiva Health Services, Inc.*	115,790		2,519,590
HMS Holdings Corp.*	48,471		1,383,847
Hologic, Inc.*	127,350		7,080,660
Illumina, Inc.*	213,375	[2]	16,195,162

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Health Care - 10.9% (continued)
Immucor, Inc.*	69,700	[2]	$1,487,398
IMS Health, Inc.	93,670		1,968,007
inVentiv Health, Inc.*	182,700	[2]	5,263,587
K-V Pharmaceutical Co., Class A*	107,896	[2]	2,693,084
LifeCell Corp.*	84,400	[2]	3,547,332
Martek Biosciences Corp.*	80,900		2,473,113
Masimo Corp.*	64,100		1,666,600
MedAssets, Inc.*	77,480		1,148,254
Meridian Bioscience, Inc.	174,100	[2]	5,820,163
Merit Medical Systems, Inc.*	105,700		1,673,231
NuVasive, Inc.*	83,300	[2]	2,874,683
Omnicell, Inc.*	136,957		2,752,836
Onyx Pharmaceuticals, Inc.*	52,499	[2]	1,524,046
OSI Pharmaceuticals, Inc.*	60,800	[2]	2,273,312
Parexel International Corp.*	101,900	[2]	2,659,590
Phase Forward, Inc.*	163,200		2,787,456
Quidel Corp.*	122,800		1,972,168
Skilled Healthcare Group, Inc.*	77,264		848,359
Sun Healthcare Group, Inc.*	294,400		3,868,416
TomoTherapy, Inc.*	104,000		1,492,400
Trizetto Group, Inc., The*	159,200		2,657,048
United Therapeutics Corp.*	24,200	[2]	2,098,140
Universal Health Services, Inc., Class B	96,268		5,168,629
Varian, Inc.*	53,900	[2]	3,121,888
Wright Medical Group, Inc.*	172,150		4,155,701

Total Health Care			148,269,506

Industrials - 19.4%
AAR Corp.*	259,200		7,068,384
Acco Brands Corp.*	276,000		3,745,320
Advisory Board Co., The*	25,200		1,384,488
AeroVironment, Inc.*	86,875		1,776,594
Air France-KLM, ADR	948,178		26,691,210
Airtran Holdings, Inc.*	270,091		1,782,601
Alaska Airgroup, Inc.*	615,000		12,066,300
Allegiant Travel Co.*	78,700		2,079,254
Applied Industrial Technologies, Inc.	81,600	[2]	2,439,024
Axsys Technologies, Inc.*	69,625		3,472,895
Baldor Electric Co.	43,200	[2]	1,209,600
Barnes Group, Inc.	131,100	[2]	3,008,745
BE Aerospace, Inc.*	36,000	[2]	1,258,200
Brady Corp.	118,000	[2]	3,944,740
Bucyrus International, Inc.	85,725	[2]	8,713,946
CAI International, Inc.*	210,400		2,705,744
Carlisle Co., Inc.	152,200	[2]	5,089,568
CBIZ, Inc.*	781,700		6,347,404
Clean Harbors, Inc.*	42,800	[2]	2,782,000
Columbus McKinnon Corp.*	42,500		1,316,650
Comfort Systems USA, Inc.	293,400		3,817,134
Consolidated Graphics, Inc.*	94,940		5,321,387
Con-Way, Inc.	44,700	[2]	2,211,756
Crane Co.	169,300		6,831,255
Curtiss-Wright Corp.	79,250	[2]	3,287,290
Ducommun, Inc.*	27,800		769,226
EMCOR Group, Inc.*	335,525		7,452,010
Empresas ICA, S.A. de C.V.*	62,500		1,478,125
EnerNOC, Inc.*	100,100		1,141,140

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Industrials - 19.4% (continued)
EnerSys*	87,800	[2]	$2,100,176
Forward Air Corp.	60,900	[2]	2,158,296
FTI Consulting, Inc.*	62,500	[2]	4,440,000
Genesee & Wyoming, Inc., Class A*	58,900	[2]	2,026,160
Geo Group, Inc., The*	83,849	[2]	2,384,666
Gorman-Rupp Co.	21,275		699,735
GrafTech International Ltd.*	188,300	[2]	3,052,343
Healthcare Services Group, Inc.	112,371		2,319,337
HEICO Corp.	24,700	[2]	1,204,125
Heidrick & Struggles International, Inc.*	142,000		4,619,260
II-VI, Inc.*	96,700		3,672,666
JA Solar Holdings Co., Ltd., ADR*	476,425	[2]	8,861,505
Kaydon Corp.	49,800	[2]	2,186,718
Kirby Corp.*	22,000	[2]	1,254,000
Layne Christensen Co.*	96,084		3,364,862
Lindsay Corp.	10,691		1,095,507
McGrath RentCorp	32,690	[2]	788,156
Middleby Corp., The*	62,550		3,902,494
Miller Herman, Inc.	155,600	[2]	3,823,092
NCI Building Systems, Inc.*	207,000		5,009,400
Perini Corp.*	123,250		4,465,348
Polypore International, Inc.*	13,875	[2]	287,074
RBC Bearings, Inc.*	24,006	[2]	891,343
Republic Airways Holdings, Inc.*	85,300		1,847,598
Robbins & Myers, Inc.	236,400	[2]	7,718,460
Ryder System, Inc.	65,000		3,959,150
SkyWest, Inc.	107,260		2,265,331
Spherion Corp.*	672,000		4,112,640
Stanley, Inc.*	21,400	[2]	630,444
Sunpower Corp., Class A*	51,000	[2]	3,800,010
Taser International, Inc.*	501,100		4,710,340
Tecumseh Products Co., Class B*	191,688		5,256,085
Teledyne Technologies, Inc.*	53,900		2,533,300
Toro Co., The	113,300	[2]	4,689,487
Triumph Group, Inc.	49,600		2,823,728
TurboChef Technologies, Inc.*	168,850		1,100,902
United Stationers, Inc.*	50,300	[2]	2,399,310
URS Corp.*	214,770		7,020,821
Valmont Industries, Inc.	67,525	[2]	5,934,772
Watson Wyatt & Co.	57,000	[2]	3,234,750
Woodward Governor Co.	102,143	[2]	2,729,261

Total Industrials			262,564,642

Information Technology - 19.1%
Amkor Technology, Inc.*	144,400	[2]	1,545,080
ANADIGICS, Inc.*	105,900	[2]	694,704
Ariba, Inc.*	130,000		1,255,800
Arris Group, Inc.*	326,700		1,901,394
Aruba Networks, Inc.*	411,800		2,145,478
Aspen Technology, Inc.*	505,575		6,446,081
Atheros Communications, Inc.*	44,256	[2]	922,295
AuthenTec, Inc.*	263,000		2,614,220
Bankrate, Inc.*	39,800		1,985,622
Benchmark Electronics, Inc.*	218,050		3,913,998
Blackbaud, Inc.	56,800		1,379,104
Blackboard, Inc.*	31,500		1,049,895

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Information Technology - 19.1% (continued)
Blue Coat Systems, Inc.*	95,500	[2]	$2,104,820
Bottomline Technologies, Inc.*	53,900		679,140
Brocade Communications Systems, Inc.*	396,393	[2]	2,893,669
Cavium Networks, Inc.*	131,917		2,163,439
Checkpoint Systems, Inc.*	545,200		14,638,620
Ciena Corp.*	245,325	[2]	7,563,370
CMGI, Inc.*	266,800		3,537,768
comScore, Inc.*	75,918		1,522,915
Comverge, Inc.*	100,254	[2]	1,035,624
Concur Technologies, Inc.*	190,050	[2]	5,901,052
Constant Contact, Inc.*	35,409		512,722
Convergys Corp.*	174,500		2,627,970
Cree, Inc.*	89,200	[2]	2,494,032
CSG Systems International, Inc.*	133,000		1,512,210
DealerTrack Holdings, Inc.*	31,200	[2]	630,864
Electronics for Imaging, Inc.*	293,881		4,384,705
EMS Technologies, Inc.*	22,500		610,650
Emulex Corp.*	109,000	[2]	1,770,160
Equinix, Inc.*	30,700		2,041,243
Fairchild Semiconductor International, Inc.*	245,000		2,920,400
Falconstor Software, Inc.*	424,400		3,229,684
FARO Technologies, Inc.*	81,500		2,541,170
Flextronics International, Ltd.*	268,793		2,523,966
Greenfield Online, Inc.*	91,200		1,081,632
Harris Stratex Networks, Inc.*	195,022		1,956,071
Hittite Microwave Corp.*	174,450	[2]	6,527,919
Infinera Corp.*	173,800	[2]	2,085,600
Interwoven, Inc.*	169,500		1,810,260
Itron, Inc.*	28,900	[2]	2,607,647
IXYS Corp.*	165,800		1,132,414
Lawson Software, Inc.*	277,200	[2]	2,087,316
Magma Design Automation, Inc.*	55,400		530,178
Mattson Technology, Inc.*	275,400		1,677,186
MAXIMUS, Inc.	32,900		1,207,759
MercadoLibre, Inc.*	35,913	[2]	1,427,901
Netgear, Inc.*	20,200	[2]	402,990
Netlogic Microsystems, Inc.*	79,800		1,926,372
NetSuite, Inc.*	94,807	[2]	2,042,143
Nuance Communications, Inc.*	303,900		5,290,899
Omniture, Inc.*	292,000	[2]	6,777,320
ON Semiconductor Corp.*	502,851	[2]	2,856,194
Parametric Technology Corp.*	417,785	[2]	6,676,204
Perot Systems Corp.*	338,010		5,083,670
Power Integrations, Inc.*	45,800		1,340,108
Progress Software Corp.*	84,100	[2]	2,516,272
PROS Holdings, Inc.*	129,156		1,620,908
QLogic Corp.*	326,700	[2]	5,014,845
Riverbed Technology, Inc.*	33,300		494,838
Rogers Corp.*	103,400		3,454,594
Rudolph Technologies, Inc.*	159,100		1,554,407
S1 Corp.*	201,300		1,431,243
Semiconductor Manufacturing International Corp.*	5,592,500	[2]	19,629,675

Managers Special Equity Fund - 3/31/2008

Security Description	Shares		Value
Information Technology - 19.1% (continued)
Semtech Corp.*	239,700		$3,434,901
Shanda Interactive Entertainment, Ltd.*	77,438		2,253,446
Silicon Laboratories, Inc.*	39,000	[2]	1,230,060
SINA Corp.*	25,400	[2]	895,350
Skyworks Solutions, Inc.*	240,000	[2]	1,747,200
Smart Modular Technology (WWH) , Inc.*	486,526		3,021,326
Sohu.com, Inc.*	154,975	[2]	6,994,022
Solera Holdings, Inc.*	24,525		597,429
Spansion, Inc., Class A*	2,571,200		7,070,800
Starent Networks Corp.*	124,371	[2]	1,679,008
Super Micro Computer, Inc.*	206,400		1,723,440
Synaptics, Inc.*	27,200		649,536
Synchronoss Technologies, Inc.*	59,797		1,197,734
SYNNEX Corp.*	227,500		4,827,550
Synopsys, Inc.*	181,400	[2]	4,119,594
Syntel, Inc.	86,050	[2]	2,293,232
Taleo Corp.*	117,225		2,274,165
The Knot, Inc.*	61,800		726,150
TNS, Inc.	338,600		6,988,704
TTM Technologies, Inc.*	343,800		3,891,816
Utstarcom, Inc.*	850,000	[2]	2,414,000
Virtusa Corp.*	166,253		1,622,629
Vistaprint, Ltd.*	64,000	[2]	2,236,800
Vocus, Inc.*	163,969		4,328,782
Websense, Inc.*	148,000		2,775,000

Total Information Technology			258,931,103

Materials - 2.6%
Buckeye Technologies, Inc.*	149,550		1,668,978
Calgon Carbon Corp.*	139,600	[2]	2,100,980
Century Aluminum Co.*	25,136	[2]	1,665,009
Cleveland-Cliffs, Inc.	19,500	[2]	2,336,490
Cytec Industries, Inc.	121,400	[2]	6,537,390
Koppers Holdings, Inc.	100,800		4,466,448
Olin Corp.	133,400	[2]	2,635,984
OM Group*	154,175	[2]	8,408,704
Rock-Tenn Co.	94,700		2,838,159
Terra Nitrogen Co.	8,300	[2]	925,865
Zep, Inc.	113,100		1,834,482
Zoltek Companies, Inc.*	23,000	[2]	609,960

Total Materials			36,028,449

Telecommunication Services - 1.2%
Cincinnati Bell, Inc.*	1,298,819		5,532,969
General Communication, Inc., Class A*	689,585		4,234,052
Premiere Global Services, Inc.*	134,200		1,924,428
Syniverse Holdings, Inc.*	305,600		5,091,296

Total Telecommunication Services			16,782,745

Utilities - 1.4%
Avista Corp.	703,000		13,750,680
El Paso Electric Co.*	73,900		1,579,243
ITC Holdings Corp.	82,563	[2]	4,298,230

Total Utilities			19,628,153

Total Common Stocks (cost $1,336,688,471)			1,287,210,383

Rights - 0.0%#
MCG Capital Corp.	36,639		39,204

Managers Special Equity Fund - 3/31/2008

Security Description	Shares	Value
Other Investment Companies - 27.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	295,090,853	$295,090,853
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	61,170,279	61,170,278
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 3.16%	15,163,219	15,163,219

Total Other Investment Companies (cost $371,424,350)		371,424,350

Total Investments - 122.3% (cost $1,708,112,821)		1,658,673,937

Other Assets, less Liabilities - (22.3)%		(302,290,342)

Net Assets - 100.0%		$1,356,383,595

Managers International Equity Fund - 3/31/2008

Security Description	Shares		Value
Common Stocks - 95.4%
Consumer Discretionary - 9.1%
Carnival PLC (United Kingdom)	19,966		$795,614
Carphone Warehouse Group, PLC, The (United Kingdom)	388,160		2,198,411
Compagnie Generale des Etablissements Michelin (France)	20,914		2,190,238
Cyrela Brazil Realty S.A. (Brazil)	22,100		286,530
DaimlerChrylser Ag (Germany)*	35,476		3,032,380
Daiwa House Industry Co., Ltd. (Japan)	69,000		688,953
Honda Motor Co., Ltd. (Japan)	37,600		1,086,065
Hyundai Mobis (South Korea)	7,700		602,344
KarstadtQuelle AG (Germany)*	144,040		2,873,793
Kingfisher PLC (United Kingdom)	376,122		988,919
Lagardere (France)	11,700		876,777
LG Electronics, Inc. (South Korea)	8,833		1,135,198
Nissan Motor Co., Ltd. (Japan)	250,500		2,100,141
Pearson PLC (United Kingdom)	43,253		585,794
Pinault-Printemps-Redoute S.A. (France)	5,820		862,954
Renault S.A. (France)	17,900		1,981,365
Sharp Corp. (Japan)	55,000		944,015
Taylor Wimpey PLC (United Kingdom)	124,808		464,533
Wolters Kluwer NV (Netherlands)	20,600		546,270

Total Consumer Discretionary			24,240,294

Consumer Staples - 9.3%
Associated British Foods PLC (United Kingdom)	60,000		1,042,183
British American Tobacco PLC (United Kingdom)	30,000		1,126,790
Cadbury Schweppes PLC (United Kingdom)	119,400		1,316,087
Carrefour S.A. (France)	37,967		2,929,601
Diageo PLC (United Kingdom)	63,612		1,287,295
Groupe Danone (France)	9,900		885,227
Interbrew (Belgium)*	16,355		1,435,669
Japan Tobacco, Inc. (Japan)	142		710,354
Koninklijke Ahold N.V. (Netherlands)*	199,167		2,956,587
L’Oreal S.A. (France)	9,500		1,206,166
Metro AG (Germany)	16,630		1,343,321
Nestle S.A., Registered (Switzerland)	5,639		2,818,613
Reckitt Benckiser Group PLC (United Kingdom)	5,778		320,409
Seven & i Holdings Co., Ltd. (Japan)	43,600		1,106,545
Swedish Match AB (Sweden)	45,200		987,123
Tesco PLC (United Kingdom)	29,145		219,653
Unilever NV (Netherlands)	74,744		2,516,153
Uni-President Enterprises Corp. (Taiwan)*	395,860		592,266

Total Consumer Staples			24,800,042

Energy - 6.9%
BP PLC (United Kingdom)	137,900		1,397,151
Cameco Corp. (Canada)	35,900		1,182,546
Canadian Natural Resources, Ltd. (Canada)	19,500		1,334,955
China Petroleum and Chemical Corp., Class H (Hong Kong)	766,000		662,634
China Shenhua Energy Co., Ltd. (China)	368,500		1,492,305
EnCana Corp. (Canada)	24,168		1,841,237
Eni S.p.A. (Italy)	49,700		1,691,760
LUKOIL Holdings, ADR (Russia)	11,350	[2]	970,425
Petro-Canada (Canada)	18,000		784,217
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	15,400		1,572,494

Managers International Equity Fund - 3/31/2008

Security Description	Shares	Value
Energy - 6.9% (continued)
Petroplus Holdings AG (Switzerland)*	10,482	$646,088
Royal Dutch Shell PLC, Class A (United Kingdom)	73,200	2,524,620
StatoilHydro ASA (Norway)	46,050	1,381,544
Total S.A. (France)	11,900	881,603

Total Energy		18,363,579

Financials - 24.0%
3i Group PLC (United Kingdom)	36,743	605,362
Allianz AG (Germany)	18,434	3,645,067
Aviva PLC (United Kingdom)	97,743	1,198,462
Banco do Brasil (Brazil)	14,500	191,053
Bank of East Asia, Ltd. (Hong Kong)	98,200	495,240
Barclays PLC (United Kingdom)	165,000	1,488,574
BNP Paribas S.A. (France)	30,575	3,082,959
British Land Co., PLC, The (United Kingdom)	58,644	1,068,114
CapitaLand Ltd. (Singapore)	263,000	1,229,164
Cathay Financial Holding Co., Ltd. (Taiwan)	326,000	836,795
China Overseas Land & Investment Ltd. (Hong Kong)	1,057,000	1,975,389
Chinatrust Financial Holding Co. Ltd., (Taiwan)*	623,000	606,074
Credit Agricole S.A. (France)	53,575	1,656,431
Credit Suisse Group (Switzerland)	42,000	2,138,553
Daiwa Securities Group, Inc. (Japan)	80,000	698,660
DBS Group Holdings, Ltd. (Singapore)	92,000	1,211,488
Deutsche Bank AG (Germany)	15,800	1,785,677
Deutsche Boerse AG (Germany)	3,872	624,040
Deutsche Postbank AG (Germany)	7,900	756,845
Fondiaria-SAI SpA (Italy)	5,900	159,815
Fondiaria-SAI SpA (Italy)*	13,300	551,380
Fortis (Belgium)	81,100	2,037,823
Hang Lung Group Ltd. (Hong Kong)	51,900	248,060
Hang Lung Properties Ltd. (Hong Kong)	60,000	215,445
HBOS PLC (United Kingdom)	218,820	2,434,348
HDFC Bank Ltd. (India)	28,500	961,104
Henderson Land Development Co., Ltd. (Hong Kong)	133,000	958,341
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	115,000	1,997,901
ING Groep NV (Netherlands)	67,217	2,512,945
KK DaVinci Advisors (Japan)*	114	88,516
Kookmin Bank (South Korea)	19,974	1,121,092
Man Group PLC (United Kingdom)	264,902	2,915,992
Mitsubishi Estate Co., Ltd. (Japan)	54,000	1,323,476
Mitsubishi Tokyo Financial Group, Inc. (Japan)	200,000	1,749,565
Mitsui Fudosan Co., Ltd. (Japan)	56,000	1,126,540
Muenchener Rueckversicherungs AG (Germany)	9,600	1,883,012
Nomura Holdings, Inc. (Japan)	61,100	919,836
ORIX Corp. (Japan)	11,920	1,643,963
Prudential Corp. PLC (United Kingdom)	95,903	1,266,235
Royal Bank of Scotland Group PLC (United Kingdom)	284,147	1,903,543
Sun Hung Kai Properties, Ltd. (Hong Kong)	90,000	1,421,304
T&D Holdings, Inc. (Japan)	23,150	1,227,717
UBS AG-REG (Switzerland)	31,000	902,660
Unibanco-Uniao de Bancos Brasileiros S.A. (Brazil)	18,900	220,053
Zurich Financial Services AG (Switzerland)	4,410	1,390,070

Managers International Equity Fund - 3/31/2008

Security Description	Shares		Value
Financials - 24.0% (continued)
Societe Generale (France)	11,340		$1,109,612
Societe Generale NV (France)*	2,835		272,798
Standard Chartered, PLC. (United Kingdom)	46,700		1,596,928
Sumitomo Mitsui Financial Group, Inc. (Japan)	265		1,760,346
Sumitomo Realty & Development Co., Ltd. (Japan)	44,000		783,887

Total Financials			63,998,254

Health Care - 6.5%
Actelion Ltd. (Switzerland)*	21,017		1,147,029
AstraZeneca PLC (United Kingdom)	10,600		397,604
Celesio AG (Germany)	7,500		371,390
CSL Ltd. (Australia)	46,107		1,562,956
Elan Corp., PLC -Sponsored ADR (Ireland)*	41,800	[2]	871,948
GlaxoSmithKline PLC (United Kingdom)	75,200		1,590,638
Lonza Group AG (Switzerland)	4,630		614,239
Nobel Biocare Holding AG (Switzerland)	1,520		353,977
Novartis AG (Switzerland)	18,300		939,047
Novo Nordisk A/S (Denmark)	13,775		947,930
Phonak Holding AG (Switzerland)	6,615		609,076
Roche Holding AG (Switzerland)	12,550		2,365,297
Sanofi-Synthelabo S.A. (France)	28,925		2,169,466
Smith & Nephew PLC (United Kingdom)	33,495		443,549
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	52,400	[2]	2,420,356
UCB S.A. (Belgium)	15,301		531,496

Total Health Care			17,335,998

Industrials - 11.4%
ABB Ltd. (Switzerland)	86,000		2,308,968
Air France-KLM (France)	15,200		427,616
Alstom (France)	11,345		2,457,621
BAE Systems PLC (United Kingdom)	117,500		1,133,034
China Communications Constuction Co., Ltd. (China)	308,000		689,767
Dai Nippon Printing Co., Ltd. (Japan)	42,000		671,409
Deutsche Lufthansa AG (Germany)	41,400		1,121,149
easyJet PLC (United Kingdom)*	192,679		1,417,400
FANUC, Ltd. (Japan)	8,900		853,812
Far Eastern Textile Co., Ltd. (Taiwan)	367,920		623,219
Hansen Transmissions International N.V. (Belgium)*	219,961		855,625
HOCHTIEF AG (Germany)	3,900		356,925
Hutchison Whampoa, Ltd. (Hong Kong)	99,000		941,643
Kajima Corp. (Japan)	129,000		370,504
Komatsu Ltd. (Japan)	97,300		2,739,569
Michael Page International PLC (United Kingdom)	186,476		1,119,764
Mitsubishi Heavy Inds., Ltd. (Japan)	232,000		1,001,735
Mitsui & Co., Ltd. (Japan)	35,000		718,222
Mitsui O.S.K. Lines, Ltd. (Japan)	67,000		819,685
Nippon Yusen Kabushiki Kaisha (Japan)	79,000		749,059
Ryanair Holdings PLC (Ireland)*	50,500	[2]	1,428,140
Sandvik AB (Sweden)*	27,400		476,674
Shimizu Corp. (Japan)	99,000		458,991
Siemens AG (Germany)	14,490		1,571,460
Suntech Power Holdings Co., Ltd. (China)*	22,400	[2]	908,544
Tostem Inax Holding Corp. (Japan)	32,000		484,694
Vestas Wind Systems A/S (Denmark)*	24,200		2,663,846

Managers International Equity Fund - 3/31/2008

Security Description	Shares		Value
Industrials - 11.3% (continued)
Yamato Transport Co., Ltd. (Japan)	62,000		$911,119

Total Industrials			30,280,194

Information Technology - 8.3%
ARM Holdings PLC (United Kingdom)	982,253		1,715,499
ASML Holding N.V. (Netherlands)	45,362		1,118,468
Au Optronics Corp., Sponsored ADR (Taiwan)	46,052		791,634
Autonomy Corporation PLC (United Kingdom)*	23,773		434,061
Ericsson (LM), Class B (Sweden)	582,000		1,141,766
Fujitsu Ltd. (Japan)	215,000		1,421,891
Hynix Semiconductor, Inc. (South Korea)*	22,900		645,739
LDK Solar Co., Ltd. (ADR) (China)*	20,900	[2]	564,309
Logitech International S.A. (Switzerland)*	19,190		486,895
Nintendo Co., Ltd. (Japan)	5,500		2,877,625
Nokia Oyj (Finland)	139,710		4,410,722
Redecard S.A. (Brazil)	24,500		402,818
Research In Motion, Ltd. (Canada)*	27,900		3,131,218
Samsung Electronics Co., Ltd. (South Korea)	1,700		1,074,999
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	106,623		1,095,018
Toshiba Corp. (Japan)	125,000		840,090

Total Information Technology			22,152,752

Materials - 13.0%
Air Liquide S.A. (France)	11,402		1,738,864
Antofagasta PLC (United Kingdom)	22,900		318,827
ArcelorMittal (Luxembourg)	20,709		1,688,708
Barrick Gold Corp. (Canada)	55,486		2,426,043
BASF AG (Germany)	21,900		2,945,748
Buzzi Unicem S.p.A. (Italy)	16,417		409,522
Cia Vale do Rio Doce (Brazil)	35,000	[2]	1,020,250
Gold Fields, Ltd. (South Africa)	83,200		1,162,420
Goldcorp, Inc. (Canada)	48,600		1,888,698
Impala Platinum Holdings, Ltd. (South Africa)	17,400	[2]	670,178
JFE Holdings, Inc. (Japan)	36,000		1,610,309
K+S AG (Germany)	6,515		2,130,479
Kazakmys PLC (United Kingdom)	27,300		865,694
Kinross Gold Corp. (Canada)*	32,700	[2]	722,997
Mitsubishi Chemical Holdings Corp. (Japan)	160,000		1,065,664
Mitsui Petrochemical (Japan)	70,000		469,321
Nippon Steel Corp. (Japan)	93,000		475,492
POSCO (South Korea)	1,470		703,686
Potash Corp. of Saskatchewan (Canada)	16,800		2,607,528
Stora Enso Oyj (Finland)	60,700		701,935
Svenska Cellulosa AB (SCA) (Sweden)	58,200		1,061,160
Syngenta AG (Switzerland)	5,860		1,711,967
Taiwan Fertilizer Co., Ltd. (Taiwan)	198,000		873,817
Toray Industries, Inc. (Japan)	156,000		1,022,480
Xstrata PLC (United Kingdom)	43,419		3,041,099
Yamana Gold, Inc. (Canada)	84,259		1,236,242

Total Materials			34,569,128

Managers International Equity Fund - 3/31/2008

Security Description	Shares		Value
Telecommunication Services - 3.5%
Bharti Tele-Ventures Ltd. (India)*	24,200		$500,439
China Mobile Ltd. (Hong Kong)	43,500		653,575
China Netcom Group Corp. (Hong Kong)	316,000		912,688
France Telecom S.A. (France)	53,605		1,800,889
Nippon Telegraph & Telephone Corp. (Japan)	216		935,626
Orascom Telecom Holding S.A.E. (Egypt)	26,900		1,857,684
Vodafone Group PLC (United Kingdom)	924,999		2,749,476

Total Telecommunication Services			9,410,377

Utilities - 3.4%
E.ON AG (Germany)	7,400		1,369,200
Hong Kong & China Gas Co., Ltd. (Hong Kong)	579,700		1,753,918
Iberdrola Renovables SAU (Spain)*	211,796		1,474,590
National Grid PLC (United Kingdom)	78,561		1,085,634
RWE AG (Germany)	7,780		956,319
Tokyo Electric Power Co., Inc., The (Japan)	78,800		2,119,692
Tokyo Gas Co, Ltd. (Japan)	104,000		423,880

Total Utilities			9,183,233

Total Common Stocks (cost $221,506,517)			254,333,851

Other Equities - 0.7%
Hirco PLC (South Africa)*	40,800		259,317
StreetTRACKS Gold Trust. (United States)	18,300	[2]	1,653,954

Total Other Equities (cost $1,645,811)			1,913,271

Warrants - 0.5%
ASUSTeK Computer, Inc. 01/19/17 (Luxembourg)	151,300		443,309
China Overseas Land & Investment Ltd. (Hong Kong)	89,250		33,257
United Microelectronics Corp. (Luxembourg) (a)	1,197,502		737,661

Total Warrants (cost $1,552,792)			1,214,227

Preferred Stocks - 0.1%
Samsung Electronics Co., Ltd., 5.490%, 03/19/10 (South Korea) (cost $449,809)	900		407,827

Other Investment Companies - 6.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	8,755,708		8,755,708
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	8,535,934		8,535,934

Total Other Investment Companies (cost $17,291,642)			17,291,642

Total Investments - 103.2% (cost $242,446,571)			275,160,818

Other Assets, less Liabilities - (3.2)%			(8,500,008)

Net Assets - 100.0%			$266,660,810

Managers Emerging Markets Equity Fund - 3/31/2008

Security Description	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 5.9%
Consorcio ARA, S.A. de C.V. (Mexico)	1,366,900		$1,394,802
Lojas Renner S.A. (Brazil)	59,000		1,097,487
Net Servicos de Comunicacao S.A. (Brazil)*	188,800		1,991,616
Resorts World Berhad (Malaysia)	2,698,500		2,916,430
Zee Entertainment Enterprises Ltd. (India)	394,057		2,421,000

Total Consumer Discretionary			9,821,335

Consumer Staples - 1.5%
Shinsegae Co., Ltd. (South Korea)	4,000		2,526,251

Energy - 14.3%
OAO Gazprom, Sponsored ADR (Russia)	113,650		5,791,486
OAO Rosneft Oil Co., GDR (Russia)* (a)	238,460		2,158,063
PetroChina Co., Ltd. (China)	1,868,616		2,339,618
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	25,035	[2]	2,556,324
PTT Public Co., Ltd. (Thailand)	270,000		2,724,466
Sasol Ltd. (South Africa)	63,841		3,074,632
Tenaris S.A. (Luxembourg)	65,700	[2]	3,275,145
Yanzhou Coal Mining Co., Ltd. (China)	1,250,000		1,777,381

Total Energy			23,697,115

Financials - 21.4%
Banco Bradesco S.A. (Brazil)	78,500		2,179,160
Bank Hapoalim, Ltd. (Israel)	344,617		1,338,855
Cathay Financial Holding Co., Ltd. (Taiwan)	998,000		2,561,723
China Life Insurance Co., Ltd. (China)	620,504		2,155,652
Chinatrust Financial Holding Co., Ltd., (Taiwan)*	2,844,280		2,767,007
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	693,576		3,014,062
Haci Omer Sabanci Holding AS (Turkey)*	451,486		1,408,668
Kookmin Bank, Sponsored ADR (South Korea)	35,948	[2]	2,014,885
OAO Open Investments (Russia)*	5,414		1,197,936
OTP Bank NyRt. (Hungary)	51,584		2,128,168
PT Bank Rakyat Indonesia (Indonesia)	1,706,000		1,177,680
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	10,377		2,151,330
Sanlam, Ltd. (South Africa)	980,479		2,311,760
Savings Bank of the Russian Federation(Sberbank) (Russia)*	675,353		2,119,899
Siam Commercial Bank PCL (Thailand)	1,009,300		2,916,215
Uniao de Bancos Brasileiros S.A. (Brazil)	17,700		2,064,528
Unitech Ltd. (India)	300,000		2,079,629

Total Financials			35,587,157

Health Care - 0.5%
Dr. Reddy’s Laboratories Limited, ADR (India)	60,223		886,038

Industrials - 11.4%
China Shipping Development Co., Ltd. (China)	918,000		2,930,173
Copa Holdings, S.A., Class A (Panama)*	31,200	[2]	1,189,032
Cosco Pacific Limited (Bermuda)	866,000		1,704,086
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	55,285		2,123,240
Hyundai Development Co. (South Korea)	35,000		2,406,502
Hyundai Heavy Industries Co., Ltd. (South Korea)	5,285		1,988,585
Larsen & Toubro Ltd. (India)	27,224		2,076,151
Localiza Rent A Car S.A. (Brazil)	116,800		1,111,620
Santos Brasil Participacoes S.A. (Brazil)	64,962		999,586
Siemens India, Ltd. (India)	114,384		1,774,049
SM Investments Corp. (Philippines)	108,019		725,102

Total Industrials			19,028,126

Managers Emerging Markets Equity Fund - 3/31/2008

Security Description	Shares		Value
Information Technology - 10.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	2,132,285		$2,090,478
Delta Electronics, Inc. (Taiwan)	492,000		1,457,227
Hon Hai Precision Industry Co., Ltd. (Taiwan)	412,539		2,375,069
LG Display Co., Ltd. (South Korea)	50,840	[2]	2,270,139
Mediatek, Inc. (Taiwan)*	161,150		2,140,551
Samsung Electronics Co., Ltd. (South Korea)	2,004		1,267,234
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	4,400		1,383,955
Siliconware Precision Industries Co. (Taiwan)	1,187,140		2,000,736
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	989		2,047
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	282,802		2,904,377

Total Information Technology			17,891,813

Materials - 16.8%
Anglo American PLC (United Kingdom)	50,000		2,997,055
Anhui Conch Cement Company Ltd. (China)	384,936		2,674,002
CEMEX S.A.B. de C.V. (Mexico)*	80,200	[2]	2,094,824
Compania Vale do Rio Doce, ADR (Brazil)	104,800		3,630,272
Formosa Chemicals & Fibre Corp. (Taiwan)	679		1,768
GMK Norilsk Nickel, Sponsored ADR (Russia)	84,000		2,381,400
Harmony Gold Mining Co., Ltd. (South Africa)*	76,995		918,199
Harmony Gold Mining Co., Ltd., Sponsored ADR (United States)*	94,100	[2]	1,114,144
Mechel OAO (Russia)	20,800	[2]	2,366,832
Novolipetsk Steel Corp. (Russia)	47,912	[2]	1,964,392
Raspadskaya (Russia)	295,130		1,958,521
Sappi Ltd. (South Africa)	128,162		1,462,084
Tata Steel Ltd. (India)	120,039		2,085,016
Uralkaliy OAO (Russia)*	42,147		1,724,972
Usinas Siderurgicas de Minas Gerais S.A. (Brazil)	9,600		559,138

Total Materials			27,932,619

Telecommunication Services - 8.8%
America Movil , S.A.B. de C.V. (Mexico)	48,500		3,088,965
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	846,933		1,592,926
Bharti Tele-Ventures Ltd. (India)*	21,557		445,784
China Mobile Ltd. (Hong Kong)	171,500		2,576,738
Mobile Telesystems, Sponsored ADR (Russia)	29,100		2,207,235
Telekomunikasi Indonesia Tbk P (Indonesia)	2,078,000		2,192,021
Tim Participacoes S.A., ADR (Brazil)	75,700	[2]	2,444,353

Total Telecommunication Services			14,548,022

Utilities - 3.2%
Ceske Energeticke Zavody (Czech Republic)	40,000		3,062,619
Tenaga Nasional Berhad (Malaysia)	971,850		2,242,961

Total Utilities			5,305,580

Total Common Stocks (cost $129,773,581)			157,224,056

Preferred Stock - 1.3%
TAM S.A. (Brazil) (cost $1,710,880)	110,783		2,137,120

Warrants - 0.0%#
China Overseas Land & Investment Ltd. (Hong Kong)	127,000		47,323

Other Investment Companies - 12.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	15,761,274		15,761,274
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	4,827,543		4,827,543

Total Other Investment Companies (cost $20,588,817)			20,588,817

Total Investments - 108.3% (cost $152,073,278)			179,997,316

Other Assets, less Liabilities - (8.3)%			(13,822,183)

Net Assets - 100.0%			$166,175,133

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Corporate Bonds - 70.0%
Finance - 19.5%
American General Finance Corp., Series MTN, 6.900%, 12/15/17		57,315,000		$56,012,459
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	5,800,000		4,213,199
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,590,095
Barclays Capital Corp.,
4.100%, 02/22/10 (a)	THB	26,000,000		842,636
4.160%, 02/22/10 (a)	THB	25,000,000		811,618
Barclays Financial LLC, 4.140%, 03/23/09 (06/23/08) (a) [5]	KRW	160,900,000		166,789
Bear Stearns Cos., Inc., The,
3.190%, 05/18/10 (05/19/08) [5]		4,340,000		4,036,291
4.650%, 07/02/18		215,000		183,534
5.300%, 10/30/15		560,000		525,695
6.400%, 10/02/17		1,245,000		1,229,314
7.250%, 02/01/18		9,770,000		10,096,230
BNP Paribas SA DN, 10.616%, 06/13/11 (a) [4]	IDR	19,645,500,000		1,532,370
Caterpillar Financial Services Corp., 5.850%, 09/01/17		13,000,000		13,454,051
Cigna Corp., 6.150%, 11/15/36		6,830,000		5,945,488
CIT Group, Inc.,
5.000%, 02/13/14		395,000		310,847
5.125%, 09/30/14		680,000		517,552
7.625%, 11/30/12		71,175,000		59,156,035
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		1,233,926
Colonial Realty L.P.,
4.800%, 04/01/11		3,485,000		3,298,960
5.500%, 10/01/15		1,255,000		994,392
Duke Realty L.P.,
5.950%, 02/15/17		735,000		637,393
6.500%, 01/15/18		5,000,000		4,452,380
Equity One, Inc., 6.000%, 09/15/17		5,915,000		5,224,075
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)		4,045,000		3,614,147
6.700%, 06/01/34 (a)		1,210,000		1,000,672
7.000%, 10/15/37 (a)		17,985,000		14,784,929
ERP Operating L.P.,
5.125%, 03/15/16		600,000		519,791
5.750%, 06/15/17		1,450,000		1,320,432
First Industrial L.P., 5.950%, 05/15/17		15,000,000		12,978,330
Ford Motor Credit Co.,
5.700%, 01/15/10		6,485,000		5,633,831
8.000%, 12/15/16		3,500,000		2,739,818
8.625%, 11/01/10		195,000		169,903
9.750%, 09/15/10		445,000		396,394
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		3,204,790
3.485%, 03/08/12	SGD	16,500,000		12,191,024
6.500%, 09/28/15	NZD	14,950,000		10,864,896
6.625%, 02/04/10	NZD	3,500,000		2,676,674
6.750%, 09/26/16	NZD	5,985,000		4,443,155
GMAC,
5.625%, 05/15/09		500,000	[2]	455,652
6.000%, 12/15/11		1,340,000		1,001,641
6.625%, 05/15/12		1,290,000		975,862
6.750%, 12/01/14		1,660,000	[2]	1,174,784
6.875%, 09/15/11		250,000		191,341
6.875%, 08/28/12		400,000		303,972
7.000%, 02/01/12		1,205,000		916,377
8.000%, 11/01/31		2,325,000	[2]	1,666,309
Highwoods Properties, Inc., 7.500%, 04/15/18		2,405,000		2,238,319
Highwoods Realty L.P., 5.850%, 03/15/17		3,680,000		3,143,445
HSBC Bank USA, N.A., 0.324%, 04/18/12 (a) [4]	MYR	11,930,000		3,681,385
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]		900,000		773,996
iStar Financial Inc.,
3.197%, 10/01/12 (07/01/08) [5]		8,095,000		5,694,832
5.125%, 04/01/11		280,000		215,600
5.150%, 03/01/12		4,115,000		3,045,100
5.375%, 04/15/10		830,000	[2]	655,700
5.500%, 06/15/12		260,000		192,400
5.650%, 09/15/11		3,070,000		2,333,200
5.800%, 03/15/11		640,000		499,200
5.875%, 03/15/16		1,265,000		885,500
5.950%, 10/15/13		4,400,000		3,212,000
6.050%, 04/15/15		615,000		436,650

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Finance - 19.5% (continued)
JPMorgan Chase & Co.,
2.768%, 06/08/12 (a) [4]	MYR	4,516,015		$1,258,441
10.455%, 03/28/11 (a) [4]	IDR	932,700,000		74,667
11.124%, 04/12/12 (a) [4]	IDR	40,733,437,680		2,860,412
JPMorgan Chase Bank, NA, 10.943%, 05/17/10 (a) [4]	BRL	3,600,000		1,635,506
JPMorgan Chase of London, 10.099%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,403,896
KfW,
10.000%, 10/27/08	ISK	301,500,000		3,958,767
10.750%, 02/01/10	ISK	20,000,000		261,615
Kinder Morgan Finance Co.,
5.150%, 03/01/15		730,000		671,600
5.700%, 01/05/16		370,000		350,575
Marsh & McLennan Cos., Inc.,
5.375%, 07/15/14		4,390,000		4,241,166
5.750%, 09/15/15		11,939,000		11,689,200
5.875%, 08/01/33		10,360,000		8,686,207
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37		9,900,000		7,825,019
10.710%, 03/08/17	BRL	2,500,000		1,232,999
Morgan Stanley & Co., Inc.,
3.625%, 04/01/08		2,100,000		2,100,000
6.625%, 04/01/18		24,810,000		24,818,733
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		10,125,000		9,961,471
PNC Bank NA, 6.875%, 04/01/18		8,050,000		8,186,552
ProLogis Trust,
5.625%, 11/15/15		345,000		314,905
5.750%, 04/01/16		280,000		257,073
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,255,000		985,175
Rabobank Nederland,
12.500%, 02/17/09	ISK	560,000,000		7,355,891
14.000%, 01/28/09 (a)	ISK	344,000,000		4,564,262
Realty Income Corp., 6.750%, 08/15/19		7,675,000		7,278,179
Residential Capital LLC,
7.875%, 05/17/13	GBP	2,500,000		2,133,487
8.000%, 06/01/12		2,715,000		1,330,350
8.375%, 06/30/15		1,095,000	[2]	531,075
SLM Corp.,
5.375%, 01/15/13		125,000		95,796
6.500%, 06/15/10	NZD	500,000		343,172
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000	[2]	3,423,529
Travelers Cos., Inc., The,
6.250%, 06/15/37		15,435,000		14,306,748
6.750%, 06/20/36		2,610,000		2,586,173
Travelers Property Casualty Corp., 6.375%, 03/15/33		3,040,000		2,945,906
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000		4,244,367
Willis North America Inc., 6.200%, 03/28/17		5,685,000		5,673,323

Total Finance				437,283,617

Industrial - 45.9%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		216,250
Agilent Technologies, Inc., 6.500%, 11/01/17		6,945,000		6,969,044
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		863,492
7.450%, 08/01/29		3,195,000		2,941,975
7.750%, 06/15/26		915,000		862,856
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000		3,006,003
American President, Ltd., 8.000%, 01/15/24 [7]		250,000		203,125
Anadarko Petroleum Corp.,
5.950%, 09/15/16		4,915,000		5,082,837
6.450%, 09/15/36		13,875,000	[2]	14,129,648
Anheuser-Busch Cos., Inc.,
5.950%, 01/15/33		6,177,000		6,192,282
6.450%, 09/01/37		7,900,000	[2]	8,525,996
Apache Corp., 6.000%, 01/15/37		12,000,000		12,114,012
Arrow Electronics, Inc., 6.875%, 07/01/13		410,000		436,677
AstraZeneca PLC, 6.450%, 09/15/37		13,975,000		14,994,951
AT&T Corp.,
6.150%, 09/15/34		1,375,000		1,320,730
6.500%, 03/15/29		7,650,000		7,409,362
6.500%, 09/01/37		9,605,000	[2]	9,501,189
Avnet, Inc.,
2.000%, 03/15/34		1,425,000		1,603,125
5.875%, 03/15/14		11,000,000		11,377,509
6.000%, 09/01/15		5,340,000		5,352,773
6.625%, 09/15/16		1,370,000		1,414,148

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Industrial - 45.9% (continued)
Bell Canada, 5.000%, 02/15/17	CAD	1,000,000		$762,112
BellSouth Corp., 6.000%, 11/15/34		9,740,000	[2]	9,146,318
Bowater, Inc., 6.500%, 06/15/13		1,675,000		1,105,500
Camden Property Trust, 5.700%, 05/15/17		2,375,000		2,056,436
Canadian Pacific Railway Co., 5.950%, 05/15/37		8,710,000		7,223,360
Centex Corp., 5.250%, 06/15/15		1,915,000		1,484,125
Chartered Semiconductor Manufacturing, 6.250%, 04/04/13		5,600,000		5,662,614
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,440,150
Clear Channel Communications,
4.250%, 05/15/09		1,500,000		1,455,000
5.750%, 01/15/13		500,000		397,500
Colonial Realty L.P., 6.050%, 09/01/16		470,000		385,214
Comcast Corp.,
5.650%, 06/15/35		13,570,000		11,523,359
6.450%, 03/15/37		10,295,000		9,701,380
6.500%, 11/15/35		2,320,000		2,194,219
6.950%, 08/15/37		22,230,000		22,274,571
Continental Airlines, Inc.,
5.983%, 04/19/22		15,725,000	[2]	14,009,560
6.795%, 08/02/20		46,383		41,745
Series B, 6.903%, 04/19/22		5,176,000		4,451,360
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		4,257,422
Corning, Inc.,
6.850%, 03/01/29		9,142,000		9,315,012
7.250%, 08/15/36		1,185,000		1,278,257
Covidien International Finance SA,
6.000%, 10/15/17 (a)		5,965,000		6,148,143
6.550%, 10/15/37 (a)		6,005,000		6,137,350
CSX Corp.,
6.000%, 10/01/36		11,635,000	[2]	10,016,385
6.250%, 03/15/18		16,400,000		16,184,750
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000		8,698,777
6.750%, 02/15/27		1,853,000		1,843,029
7.125%, 03/01/28		50,000	[2]	49,342
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		4,560,850
Delta Air Lines, Inc., 8.021%, 08/10/22 (a)		15,467,305		14,075,247
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000		2,704,562
Devon Energy Corp.,
4.900%, 08/15/08		1,250,000		1,993,750
4.950%, 08/15/08		1,692,000	[2]	2,698,740
Dillards, Inc., 7.000%, 12/01/28		225,000		152,438
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000		2,458,589
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		32,120,000		32,215,590
El Paso Corp.,
6.950%, 06/01/28		1,030,000	[2]	963,048
7.000%, 05/15/11		500,000		508,054
Energy Transfer Partners L.P.,
6.125%, 02/15/17		700,000		681,076
6.625%, 10/15/36		1,805,000		1,673,798
Enterprise Products Operating L.P., 6.300%, 09/15/17		8,440,000		8,481,356
Equifax, Inc., 7.000%, 07/01/37		2,170,000		1,937,960
Equitable Resources, Inc., 6.500%, 04/01/18		35,420,000		35,600,537
Federated Retail Holdings, 6.375%, 03/15/37		13,895,000	[2]	11,002,603
Foot Locker, Inc., 8.500%, 01/15/22		570,000		501,600
Ford Motor Co., 6.375%, 02/01/29		1,990,000	[2]	1,194,000
Freescale Semiconductor, Inc., 10.125%, 12/15/16		1,275,000	[2]	860,625
General Motors Corp.,
7.250%, 06/01/28		1,245,000		1,014,675
7.400%, 09/01/25		570,000		381,900
7.750%, 11/15/29		1,615,000		1,356,600
8.250%, 07/15/23		3,535,000		2,474,500
8.375%, 07/15/33		135,000	[2]	95,175
Georgia-Pacific Corp.,
8.000%, 01/15/24		1,695,000		1,491,600
8.875%, 05/15/31		2,750,000		2,447,500
GTE Corp., 6.940%, 04/15/28		130,000		131,218

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount		Value
Industrial - 45.9% (continued)
HCA, Inc.,
5.750%, 03/15/14	5,960,000		$4,917,000
6.250%, 02/15/13	2,020,000		1,757,400
6.375%, 01/15/15	2,270,000		1,920,988
6.625%, 02/15/16	6,850,000		5,771,125
6.750%, 07/15/13	190,000		168,150
7.050%, 12/01/27	1,685,000		1,228,675
7.190%, 11/15/15	550,000		467,904
7.500%, 11/06/33	925,000		714,562
7.500%, 12/15/23	1,062,000		833,879
7.580%, 09/15/25	1,135,000		888,413
7.690%, 06/15/25	2,324,000		1,841,877
7.750%, 07/15/36	220,000		168,934
8.360%, 04/15/24	1,695,000		1,406,987
Home Depot Inc., The, 5.875%, 12/16/36	18,275,000		14,919,125
Hospira, Inc., 6.050%, 03/30/17	3,395,000		3,364,876
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000		2,297,893
International Paper Co.,
4.000%, 04/01/10	1,000,000		982,907
4.250%, 01/15/09	1,000,000		999,644
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,448,704
iStar Financial, Inc., 5.850%, 03/15/17	250,000		172,500
J.C. Penney Co., Inc.,
5.750%, 02/15/18	4,660,000		4,302,541
6.375%, 10/15/36	11,495,000	[2]	9,768,761
7.125%, 11/15/23	18,000		18,690
Johnson & Johnson, 5.950%, 08/15/37	15,020,000		15,929,701
Kellwood Co., 7.625%, 10/15/17 [7]	250,000		184,375
Kinder Morgan Energy Partners L.P., 5.800%, 03/15/35	3,360,000		2,842,009
Koninklijke KPN NV, 8.375%, 10/01/30	815,000		932,596
Koninklijke Philips Electronics NV, 6.875%, 03/11/38	22,735,000		24,250,765
Kraft Foods Inc,
6.500%, 08/11/17	8,950,000		9,182,244
6.500%, 11/01/31	7,635,000		7,171,708
7.000%, 08/11/37	7,280,000		7,279,105
Kroger Co., The, 6.400%, 08/15/17	3,060,000		3,229,444
Lennar Corp.,
5.500%, 09/01/14	1,900,000		1,444,000
5.600%, 05/31/15	2,740,000		2,027,600
6.500%, 04/15/16	2,340,000		1,778,400
Lowe’s Cos., Inc.,
6.650%, 09/15/37	6,595,000		6,611,659
6.875%, 02/15/28	500,000		527,672
Lubrizol Corp., 6.500%, 10/01/34	7,825,000		7,844,649
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,099,525
6.500%, 01/15/28	305,000		218,075
Macys Retail Holdings, Inc.,
6.790%, 07/15/27	3,105,000		2,547,264
6.900%, 04/01/29	835,000		706,624
Marks and Spencer Group PLC, 7.125%, 12/01/37 (a)	1,225,000		1,105,562
Masco Corp., 5.850%, 03/15/17	8,150,000		7,421,952
Medco Health Solutions, Inc., 7.125%, 03/15/18	33,040,000		33,854,073
Missouri Pacific Railroad, 5.000%, 01/01/45	825,000		536,250
Motorola, Inc.,
5.220%, 10/01/97	895,000		482,566
6.500%, 09/01/25	1,145,000		940,234
6.500%, 11/15/28	900,000		702,183
6.625%, 11/15/37	1,050,000		812,109
8.000%, 11/01/11	1,075,000		1,092,566
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,620,097
Newmont Mining Corp., 5.875%, 04/01/35	11,660,000		9,571,729
News America, Inc.,
6.150%, 03/01/37	6,075,000		5,738,639
6.200%, 12/15/34	3,440,000		3,276,194
6.400%, 12/15/35	5,820,000		5,648,421
Nextel Communications, Inc.,
5.950%, 03/15/14	18,220,000		13,482,800
6.875%, 10/31/13	20,000		15,800
NGPL Pipeco LLC, Series 144A, 7.119%, 12/15/17 (a)	21,980,000	[2]	22,736,991
Northwest Airlines, Inc., 8.028%, 11/01/17	9,330,000		8,863,500
ONEOK Partners, L.P., 6.650%, 10/01/36	3,500,000		3,377,598
Owens & Minor, Inc., 6.350%, 04/15/16	1,355,000		1,369,374

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Industrial - 45.9% (continued)
Owens Corning, Inc.,
6.500%, 12/01/16		2,655,000		$2,201,011
7.000%, 12/01/36		4,990,000		3,608,254
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		585,027		614,279
Plains All American Pipeline L.P.,
6.125%, 01/15/17		2,770,000		2,815,738
6.650%, 01/15/37		5,960,000		5,646,039
PPG Industries, Inc., 6.650%, 03/15/18		39,640,000		42,005,477
Pulte Homes, Inc.,
6.000%, 02/15/35		10,320,000	[2]	7,946,400
6.375%, 05/15/33		4,670,000		3,642,600
Series $, 5.200%, 02/15/15		3,165,000		2,690,250
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		11,800,000		12,603,191
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000		502,200
7.625%, 08/03/21		1,435,000		1,212,575
7.750%, 02/15/31		1,705,000	[2]	1,432,200
Qwest Corp.,
6.875%, 09/15/33		1,095,000	[2]	876,000
7.200%, 11/10/26		285,000		240,112
7.250%, 09/15/25		750,000		652,500
7.500%, 06/15/23		781,000	[2]	681,422
R.H. Donnelley Corp.,
6.875%, 01/15/13		430,000		262,300
6.875%, Series A-2, 01/15/13		1,345,000		820,450
6.875%, Series A-1, 01/15/13		1,060,000		646,600
8.875%, 01/15/16		1,535,000		970,888
8.875%, 10/15/17 (a)		245,000		153,125
Raytheon Co.,
7.000%, 11/01/28		1,500,000		1,683,924
7.200%, 08/15/27		800,000		908,254
Reynolds American, Inc.,
6.750%, 06/15/17		8,170,000		8,263,653
7.250%, 06/15/37		2,000,000		1,979,812
Safeway, Inc., 6.350%, 08/15/17		8,000,000		8,455,944
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		4,400,000		4,787,596
Schering-Plough Corp., 5.300%, 12/01/13		1,500,000		1,549,230
Simon Property Group L.P., 5.750%, 12/01/15		445,000		423,314
Southern Natural Gas Co.,
5.900%, 04/01/17 (a)		4,765,000		4,657,935
7.350%, 02/15/31		1,000,000		1,024,171
Sprint Capital Corp., 6.875%, 11/15/28		27,000		20,115
Sprint Nextel Corp., 6.000%, 12/01/16		48,000		37,320
Talisman Energy, Inc.,
5.850%, 02/01/37		3,674,000		3,221,238
6.250%, 02/01/38		3,635,000		3,348,976
Target Corp., 7.000%, 01/15/38		26,435,000		27,171,426
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		1,122,111
Telecom Italia Capital, 6.000%, 09/30/34		3,210,000	[2]	2,713,047
Telecom Italia S.p.A., 6.375%, 11/15/33		3,170,000		2,771,775
Telefonica Emisiones SAU, 7.045%, 06/20/36		12,125,000	[2]	12,677,270
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000		288,730
TELUS Corp., 4.950%, 03/15/17	CAD	7,115,000		6,365,203
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		2,395,000		2,386,390
Texas Eastern Transmission L.P., 6.000%, 09/15/17 (a)		3,000,000		3,166,395
Time Warner, Inc.,
6.500%, 11/15/36		3,360,000		3,082,572
6.625%, 05/15/29		1,995,000		1,870,628
6.950%, 01/15/28		855,000		830,494
7.625%, 04/15/31		560,000		585,709
7.700%, 05/01/32		365,000		384,275
Toro Co., The, 6.625%, 05/01/37		6,810,000		7,197,278
Transocean, Inc., 7.375%, 04/15/18		500,000		566,062
U.S. Steel Corp.,
6.050%, 06/01/17		2,115,000		1,956,316
6.650%, 06/01/37		2,020,000		1,707,512
Union Pacific Corp., 5.375%, 06/01/33		2,525,000		2,213,710
United Airlines, Inc., 6.636%, 07/02/22		18,133,294	[2]	16,863,964
United States Steel Corp., 7.000%, 02/01/18		22,850,000		22,319,789
USG Corp, 6.300%, 11/15/16		1,410,000		1,113,900
V.F. Corp., 6.450%, 11/01/37		9,334,000		8,942,112
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000	[2]	3,575,995
Verizon Global Funding Corp., 5.850%, 09/15/35		11,400,000	[2]	10,384,864
Verizon Maryland, Inc., 5.125%, 06/15/33		845,000		676,824

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Industrial - 45.9% (continued)
Verizon New York, Inc., Series B, 7.375%, 04/01/32		3,090,000		$3,230,023
Viacom, Inc., 6.875%, 04/30/36		4,160,000		4,005,897
Vodafone Group PLC,
5.000%, 09/15/15		4,465,000		4,243,473
6.150%, 02/27/37		16,500,000		15,379,584
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		515,000		495,688
Weatherford International, Inc., 6.500%, 08/01/36		1,565,000		1,491,088
WelL.P.oint, Inc., 6.375%, 06/15/37		13,650,000		12,236,829
Western Union Co., 6.200%, 11/17/36		12,735,000		11,656,664
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [7]		1,700,000		1,667,154
6.960%, 07/10/37 (a) [7]		1,645,000		1,414,341
Williams Co., Inc., Series A, 7.500%, 01/15/31		1,000,000		1,042,500
XTO Energy, Inc.,
6.100%, 04/01/36		190,000		187,987
6.750%, 08/01/37		2,770,000		2,962,634

Total Industrial				1,029,769,459

Utility - 4.6%
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34		10,805,000		11,343,836
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		12,725,000		10,964,038
Commonwealth Edison,
4.700%, 04/15/15		1,465,000		1,394,907
5.875%, 02/01/33		5,000,000		4,513,130
Constellation Energy Group, Inc., 4.550%, 06/15/15		1,675,000		1,540,992
Dominion Resources, Inc., 5.950%, 06/15/35		740,000		698,806
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15		300,000	[2]	352,516
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		2,900,000		3,194,118
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		243,171
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000		2,385,440
6.375%, 09/30/36 (a)		3,605,000		3,294,217
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		10,091,565		10,861,955
Methanex Corp., 6.000%, 08/15/15		3,825,000		3,557,250
MidAmerican Energy Holdings Co.,
5.875%, 10/01/12		750,000		792,538
6.125%, 04/01/36		2,305,000	[2]	2,227,865
6.500%, 09/15/37		6,450,000		6,464,029
NiSource Finance Corp.,
6.150%, 03/01/13		1,250,000		1,292,029
6.400%, 03/15/18		31,155,000		31,200,018
ONEOK, Inc., 6.000%, 06/15/35		4,010,000		3,554,396
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,256,656
Toledo Edison Co., 6.150%, 05/15/37		2,390,000		2,116,436

Total Utility				104,248,343

Total Corporate Bonds (cost $1,607,356,196)				1,571,301,419

Foreign Government - 4.8%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	161,060		171,116
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,500,000	[2]	2,918,163
12.500%, 01/05/22	BRL	5,160,000		3,190,631
Canada Government,
4.250%, 09/01/08	CAD	7,940,000		7,791,480
4.250%, 12/01/08	CAD	820,000		807,817
Canada Housing Trust, 4.100%, 12/15/08	CAD	3,340,000		3,285,106
Canadian Government Bond, 5.750%, 06/01/33	CAD	2,145,000	[2]	2,690,732
EUROFIMA,
10.000%, 11/03/08	ISK	65,900,000		863,108
11.000%, 02/05/10	ISK	60,000,000		799,142
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	5,000,000		6,812,389
6.692%, 03/10/21 [4]	AUD	6,500,000		1,949,507
12.041%, 09/12/08 (a) [4]	BRL	13,323,060		7,195,682
Inter-American Development Bank,
6.000%, 12/15/17	NZD	7,270,000		2,981,723
15.844%, 05/11/09 [4]	BRL	141,360,000		3,126,460
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	4,215,000		13,828,183
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,449,104
New South Wales Treasury Corp.,
Series 10RG, 7.000%, 12/01/10	AUD	15,465,000		14,187,023
Series 12RG, 6.000%, 05/01/12	AUD	7,990,000		7,078,994
Nordic Investment Bank,
11.250%, 04/16/09	ISK	16,600,000		218,247
13.000%, 09/12/08	ISK	479,800,000		6,296,405

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Foreign Government - 4.8% (continued)
Queensland Treasury Corp.,
7.125%, 09/18/17 (a)	NZD	7,500,000		$5,804,560
Series 11G, 6.000%, 06/14/11	AUD	10,250,000	[2]	9,160,608

Total Foreign Government (cost $97,569,777)				106,606,180

U.S. Government and Agency Obligations - 5.4%
U.S. Government - 4.9%
USTN, 4.250%, 11/15/17		10,000,000	[2]	10,669,530
USTN, 4.500%, 09/30/11		32,500,000	[2]	35,221,875
USTN, 4.625%, 11/30/08		63,500,000	[2]	64,859,281

Total U.S. Government				110,750,686

Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC, Gold, 5.000%, 12/01/31		187,316		187,373

Federal National Mortgage Association - 0.5%
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,777,110
FNMA, 4.000%, 10/01/18		4,232,964		4,159,815
FNMA, 4.000%, 10/01/18		3,887,483		3,820,304
FNMA, 6.000%, 07/01/29		18,917		19,548

Total Federal National Mortgage Association				10,776,777

Total U.S. Government and Agency Obligations (cost $116,375,503)				121,714,836

Municipal Bonds - 1.9%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		600,000		566,724
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47		5,035,000		4,430,196
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31		1,040,000		995,748
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38		315,000		286,653
District of Columbia, Series A, 4.750%, 06/01/36		600,000		551,388
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27		600,000		470,502
Green Bay Wisconsin, Water System Revenue Refunding Bonds,
3.500%, 11/01/26 (FSA Insured)		410,000		331,145
3.500%, 11/01/29 (FSA Insured)		445,000		344,274
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27		365,000		257,872
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31		1,715,000		1,539,281
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)		605,000		450,767
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32		600,000		574,896
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34		3,210,000		3,117,777
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34		1,505,000		1,351,791
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29		630,000		586,051
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28		1,045,000		826,501
State of California,
(AMBAC Insured), 4.500%, 08/01/27		950,000		886,264
(AMBAC Insured), 4.500%, 08/01/30		770,000		696,835
4.500%, 08/01/30		665,000		598,168
4.500%, 10/01/29		2,655,000		2,395,872
Variable Purpose Bond, 3.250%, 12/01/27		495,000		371,285
Variable Purpose Bond, 4.500%, 12/01/33		2,330,000		2,081,506
Tobacco Settlement Financing Corp., 6.706%, 06/01/46		19,540,000		17,726,493
University of California Regents Medical Center, Series A, 4.750%, 05/15/31		165,000		157,634
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35		155,000		144,573

Total Municipal Bonds (cost $44,059,559)				41,740,196

	Shares
Preferred Stocks - 1.7%
Comcast Corp., Series B, 7.000%		207,547	[2]	4,887,732
Entergy New Orleans, Inc., 4.750%		482		36,707
Entergy New Orleans, Inc., 5.560%		100		8,706
FHLMC, 5.570%		70,150		1,339,865
FHLMC, 8.375%		380,697		9,289,007
FNMA, 5.125%		17,300		614,150
FNMA, 8.250%		765,000		18,398,251
Newell Financial Trust I, 5.250%		84,628		3,829,417
Sovereign Capital Trust IV, 4.375%		10,488		319,884
Wisconsin Electric Power Co., 3.600%		3,946		273,260

Total Preferred Stocks (cost $39,138,576)				38,996,979

Asset-Backed Securities - 0.1%
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		126,419		125,831
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		2,864,833

Total Asset-Backed Securities (cost $2,919,813)				2,990,664

Mortgage-Backed Securities - 0.2%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37		1,500,000		1,496,257
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		3,094,598		2,914,221

Total Mortgage-Backed Securities (cost $4,446,062)				4,410,478

Managers Bond Fund - 3/31/2008

Security Description	Principal Amount	Value
Other Investment Companies. - 27.3%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	220,590,831	$220,590,831
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	116,043,636	116,043,636
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 3.16%	275,495,590	275,495,590

Total Other Investment Companies (cost $612,130,057)		612,130,057

Total Investments - 111.4% (cost $2,523,995,543)		2,499,890,809

Other Assets, less Liabilities - (11.4)%		(255,319,134)

Net Assets - 100.0%		$2,244,571,675

Managers Global Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Corporate Bonds - 48.4%
Finance - 24.3%
American Express Co., 6.150%, 08/28/17	USD	185,000		$184,147
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	500,000		363,207
Barclays Financial LLC,
4.060%, 09/16/10 (a)	KRW	220,000,000		231,340
4.140%, 03/23/09 (06/23/08) (a) [5]	KRW	307,770,000		319,035
4.460%, 09/23/10 (a)	KRW	110,000,000		109,575
BNP Paribas, 4.730%, 04/12/16 [6]	EUR	100,000		130,181
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	105,000		191,929
Canara Bank, 6.365%, 11/28/21 [6]	USD	800,000	[2]	712,249
CIT Group, Inc., 5.500%, 12/01/14	GBP	620,000		759,084
Citigroup, Inc., 5.000%, 09/15/14	USD	880,000		829,335
Cosan Finance, Ltd., 7.000%, 02/01/17 (a)	USD	100,000		92,000
Depfa ACS Bank, 1.875%, 05/07/09	CHF	140,000		139,567
Ford Motor Credit Co., 5.700%, 01/15/10	USD	570,000		495,186
General Electric Capital Corp.,
2.250%, 02/09/09	CHF	350,000		349,879
5.250%, 04/15/13 (b)	USD	1,000,000		1,000,461
Goldman Sachs Group, Inc.,
4.185%, 05/23/16 (05/23/08) [5]	EUR	350,000		477,493
6.875%, 01/18/38	GBP	200,000		371,985
Host Hotels & Resorts L.P., 6.875%, 11/01/14	USD	400,000		381,000
Host Marriott, L.P., 6.375%, 03/15/15	USD	35,000		32,550
HSBC Bank USA, N.A., 0.324%, 04/18/12 (a) [4]	MYR	3,560,000		1,098,552
HSBC Bank,
0.493%, 05/17/12 (a) [4]	MYR	3,000,000		919,087
1.790%, 09/18/15	JPY	100,000,000		826,709
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]	USD	280,000		240,799
Instituto de Credito Oficial, 8.000%, 09/28/09	JPY	130,000,000		1,304,171
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000		103,250
JP Morgan Chase & Co.,
2.768%, 06/08/12 (a) [4]	MYR	1,935,435		539,332
5.179%, 11/01/12 (a) [4]	KRW	641,200,000		512,196
JPMorgan Chase of London, 10.099%, 10/21/10 (a) [4]	IDR	2,680,548,500		226,325
KfW Bankengruppe, 2.050%, 02/16/26	JPY	120,000,000		1,242,122
KfW, 1.850%, 09/20/10	JPY	315,000,000		3,241,027
KfW, 2.600%, 06/20/37	JPY	68,000,000		703,159
Kinder Morgan Finance Co., 5.700%, 01/05/16	USD	245,000		232,138
Lehman Brothers Holdings, Inc., 5.750%, 01/03/17	USD	150,000		135,508
Lloyds TSB Bank PLC, 4.385%, 05/12/17 [6]	EUR	215,000		268,252
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		218,579
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	685,000		1,116,757
Network Rail MTN Finance PLC, 4.875%, 03/06/09	GBP	110,000		218,637
Oesterreichische Kontrollbank AG,
1.800%, 03/22/10	JPY	20,000,000		204,627
2.750%, 06/14/11	USD	485,000		488,221
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000		11,775
RBS Capital Trust C, 4.243%, 01/12/16 [6]	EUR	195,000		238,106
SLM Corp,
4.000%, 01/15/10	USD	55,000		46,225
5.000%, 10/01/13	USD	415,000		312,371
Wells Fargo & Co., 4.625%, 11/02/35	GBP	350,000		537,833
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	285,000		265,564

Total Finance				22,421,525

Industrial - 21.6%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	195,000		368,815
Albertson’s, Inc.,
6.625%, 06/01/28	USD	65,000		55,298
7.450%, 08/01/29	USD	295,000		271,638
7.750%, 06/15/26	USD	5,000		4,715

Managers Global Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Industrials - 21.6% (continued)
Alltel Corp,
6.500%, 11/01/13	USD	65,000		$47,775
6.800%, 05/01/29	USD	50,000		32,000
7.000%, 07/01/12	USD	95,000		76,000
7.875%, 07/01/32	USD	155,000		102,300
Axtel S.A.B. de CV, 7.625%, 02/01/17 (a)	USD	210,000	[2]	211,050
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000		291,637
Bell Canada,
5.000%, 02/15/17	CAD	160,000		121,938
6.100%, 03/16/35	CAD	45,000		32,080
6.550%, 05/01/29 (a)	CAD	10,000		7,362
7.300%, 02/23/32	CAD	25,000		19,923
Bertelsmann AG, 3.625%, 10/06/15	EUR	180,000		245,639
Biogen Idec, Inc., 6.000%, 03/01/13	USD	420,000		424,953
Bite Finance International, 7.385%, 03/15/14 (06/15/08) (a) [5]	EUR	170,000		214,711
Bristol-Myers Squibb Co., 4.625%, 11/15/21	EUR	150,000		208,907
British Sky Broadcasting Group PLC, 6.100%, 02/15/18 (a)	USD	460,000		458,948
Cardinal Health, Inc., 6.000%, 06/15/17	USD	295,000		300,604
Cargill, Inc., 5.600%, 09/15/12 (a)	USD	350,000		358,696
Chesapeake Energy Corp.,
6.250%, 01/15/17	EUR	100,000		142,877
6.500%, 08/15/17	USD	115,000	[2]	110,975
6.875%, 11/15/20	USD	170,000		164,900
Citizens Communications Co.,
6.250%, 01/15/13	USD	125,000		113,125
6.625%, 03/15/15	USD	115,000		103,500
7.125%, 03/15/19	USD	130,000		113,750
9.000%, 08/15/31	USD	65,000		56,875
Community Health Systems, Inc., 8.875%, 07/15/15	USD	225,000		225,844
Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	USD	160,000		159,600
CSX Corp.,
5.600%, 05/01/17	USD	60,000		57,007
6.000%, 10/01/36	USD	386,000	[2]	332,301
CVS Caremark Corp, 5.750%, 06/01/17	USD	900,000		914,006
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		95,574
Delta Air Lines, Inc.,
6.821%, 08/10/22 (a)	USD	359,950		345,552
8.021%, 08/10/22 (a)	USD	116,331		105,861
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	380,000		377,150
Edcon Proprietary Ltd., 7.395%, 06/15/14 (06/15/08) (a) [5]	EUR	510,000	[2]	531,409
France Telecom, 3.625%, 10/14/15	EUR	210,000		298,695
Georgia-Pacific Corp., 7.125%, 01/15/17 (a)	USD	105,000	[2]	97,125
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		50,812
HCA, Inc.,
6.375%, 01/15/15	USD	70,000		59,238
6.625%, 02/15/16	USD	160,000	[2]	134,800
7.580%, 09/15/25	USD	20,000		15,655
7.690%, 06/15/25	USD	25,000	[2]	19,814
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000		159,375
Home Depot Inc., The, 5.875%, 12/16/36	USD	250,000		204,092
Hospira, Inc.,
5.550%, 03/30/12	USD	230,000		237,737
6.050%, 03/30/17	USD	65,000		64,423
Host Marriott LP, 6.750%, 06/01/16	USD	140,000		130,900
Koninklijke KPN NV, 4.750%, 01/17/17	EUR	50,000		69,397
Kraft Foods, Inc.,
6.000%, 02/11/13	USD	450,000		465,238
6.875%, 02/01/38	USD	215,000		211,580
L-3 Communications Corp,
5.875%, 01/15/15	USD	125,000		119,688
6.125%, 01/15/14	USD	15,000		14,625
6.125%, 07/15/13	USD	55,000		53,762

Managers Global Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Industrials - 21.6% (continued)
Lafarge SA,
4.750%, 03/23/20	EUR	215,000		$280,575
5.375%, 06/26/17	EUR	150,000		215,619
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		119,550
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	595,000		425,425
Medco Health Solutions, Inc., 7.125%, 03/15/18	USD	355,000		363,747
Motorola Inc., 6.625%, 11/15/37	USD	240,000		185,625
Nabors Industries Inc, 6.150%, 02/15/18 (a)	USD	245,000		250,803
News America Inc., 6.150%, 03/01/37	USD	420,000		396,745
Nextel Communications, Inc., 7.375%, 08/01/15	USD	100,000		77,000
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	USD	365,000		379,069
Owens & Minor, Inc., 6.350%, 04/15/16	USD	530,000		535,622
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	390,000		631,847
Petrobras International Finance Co., 5.875%, 03/01/18	USD	690,000	[2]	664,157
PPR, 4.000%, 01/29/13	EUR	210,000		299,607
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	USD	40,000		32,400
7.250%, 02/15/11	USD	75,000		71,250
7.750%, 02/15/31	USD	65,000	[2]	54,600
Qwest Corp.,
6.500%, 06/01/17	USD	46,000		41,515
6.875%, 09/15/33	USD	75,000	[2]	60,000
7.250%, 09/15/25	USD	83,000		72,210
7.250%, 10/15/35	USD	158,000		130,350
R.H. Donnelley Corp.,
6.875%, 01/15/13	USD	55,000		33,550
6.875%, Series A-2, 01/15/13	USD	250,000		152,500
Reynolds American, Inc., 6.750%, 06/15/17	USD	355,000		359,069
Sappi Papier Holding AG, 7.500%, 06/15/32 (a)	USD	370,000		253,013
Shaw Communications, 5.700%, 03/02/17	CAD	315,000		283,115
SK Telecom Co. Ltd., 6.625%, 07/20/27 (a)	USD	725,000		712,677
Sprint Nextel Corp., 6.000%, 12/01/16	USD	404,000		314,110
Telecom Italia Capital S.p.A., 4.950%, 09/30/14	USD	290,000		263,917
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	USD	125,000		109,297
Time Warner, Inc.,
6.625%, 05/15/29	USD	310,000		290,674
6.950%, 01/15/28	USD	85,000		82,564
Union Pacific Corp.,
5.375%, 06/01/33	USD	86,000		75,398
5.450%, 01/31/13	USD	180,000		185,247
5.650%, 05/01/17	USD	297,000		296,359
UnitedHealth Group, Inc., 6.000%, 02/15/18	USD	130,000		127,337
Vale Overseas Ltd., 6.875%, 11/01/36	USD	405,000		395,165
Wendel Investissement,
4.375%, 08/09/17	EUR	200,000		221,184
4.875%, 05/26/16	EUR	200,000		248,056

Total Industrial				19,903,199

Utility - 2.5%
Edison Mission Energy,
7.200%, 05/15/19	USD	45,000		44,438
7.625%, 05/15/27	USD	155,000		145,700
Erac USA Finance Co., 6.375%, 10/15/17 (a)	USD	220,000		196,567
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	200,000	[2]	190,000
NiSource Finance Corp., 6.400%, 03/15/18	USD	365,000		365,527
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15 (a)	USD	155,000		154,419
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	540,000		432,000
TXU Corp., 6.500%, 11/15/24	USD	410,000		291,132
Veolia Environnement,
4.000%, 02/12/16	EUR	140,000		198,796
5.125%, 05/24/22	EUR	200,000		279,595

Total Utility				2,298,174

Total Corporate Bonds (cost $43,930,650)				44,622,898

Managers Global Bond Fund - 3/31/2008

Security Description	Principal Amount			Value
Foreign Government - 34.1%
Asian Development Bank, 2.350%, 06/21/27	JPY	20,000,000		$213,494
Belgium Kingdom, 5.500%, 09/28/17	EUR	2,520,000		4,371,895
Bundesrepublik Deutschland,
3.250%, 04/17/09	EUR	800,000		1,255,920
3.750%, 01/04/17	EUR	2,214,000		3,452,373
4.000%, 04/13/12	EUR	2,150,000		3,445,411
4.250%, 07/04/14	EUR	835,000		1,356,662
6.500%, 07/04/27	EUR	615,000		1,216,747
Canadian Government, 4.250%, 09/01/09	CAD	125,000		124,491
Colombia, Republic of,
7.375%, 01/27/17	USD	100,000	[2]	110,600
9.850%, 06/28/27	COP	245,000,000		119,853
11.750%, 03/01/10	COP	136,000,000		75,498
12.000%, 10/22/15	COP	422,000,000		240,883
Deutschland, Republic of, 3.750%, 07/04/13	EUR	1,480,000		2,352,915
Development Bank of Japan,
1.400%, 06/20/12	JPY	39,000,000		400,803
1.750%, 06/21/10	JPY	171,000,000	[2]	1,752,699
European Investment Bank,
1.250%, 09/20/12	JPY	210,000,000		2,142,687
1.400%, 06/20/17	JPY	100,300,000	[2]	1,020,943
Government of France, 5.000%, 10/25/16	EUR	325,000		548,700
Irish Government, 4.600%, 04/18/16	EUR	265,000		431,252
Japan Finance Corporation for Municipal Enterprises, 1.550%, 02/21/12	JPY	76,000,000		787,199
Netherlands Government SA, 5.500%, 01/15/28	EUR	190,000		334,079
Nordic Investment Bank, 1.700%, 04/27/17	JPY	50,000,000		521,455
Republica Orient Uruguay, 4.250%, 04/05/27	UYU	17,730,000		959,831
Singapore Government,
3.625%, 07/01/11	SGD	595,000		465,348
4.625%, 07/01/10	SGD	1,860,000		1,460,878
South Africa, Republic of, 4.500%, 04/05/16	EUR	385,000		530,628
U.K. Gilts, 4.750%, 03/04/20	GBP	875,000		1,775,788

Total Foreign Government (cost $27,505,936)				31,469,032

U.S. Government and Agency Obligations - 10.4%
U.S. Government - 0.5%
USTN, 2.875%, 01/31/13	USD	455,000	[2]	463,781

Federal Home Loan Mortgage Corporation - 1.9%
FHLMC Gold Pool, 5.000%, 07/01/35	USD	1,027,907		1,019,412
FHLMC Gold Pool, 5.500%, 12/01/15	USD	628,789		645,036
FHLMC Gold Pool, 6.000%, 05/01/18 to 10/01/20	USD	58,669		60,455
FHLMC Gold Pool, 6.500%, 08/01/35 to 10/01/35	USD	56,500		58,711

Total Federal Home Loan Mortgage Corporation				1,783,614

Federal National Mortgage Association - 6.7%
FNMA, 2.290%, 02/19/09	SGD	400,000		292,327
FNMA, 4.500%, 05/01/20	USD	82,764		86,435
FNMA, 5.000%, 10/01/19 to 03/01/37	USD	1,668,414		1,659,286
FNMA, 5.500%, 11/01/16 to 04/01/36	USD	2,498,951		2,527,930
FNMA, 6.000%, 06/01/17 to 08/01/37	USD	1,294,491		1,328,414
FNMA, 6.500%, 10/01/35	USD	70,002		72,735
FNMA Gold Pool, 6.000%, 10/01/20 to 04/01/35	USD	184,762		190,089

Total Federal National Mortgage Association				6,157,216

Government National Mortgage Association - 1.3%
GNMA, 5.500%, 11/20/34 to 02/20/36	USD	177,073		103,277
GNMA, 6.000%, 10/20/35 to 07/20/37	USD	659,358		680,641
GNMA, 6.500%, 09/20/36 to 10/20/36	USD	390,419		406,524

Total Government National Mortgage Association				1,190,442

Total U.S. Government and Agency Obligations (cost $9,259,998)				9,595,053

Managers Global Bond Fund - 3/31/2008

Security Description	Principal Amount		Value
Asset-Backed Securities - 1.7%
DaimlerChrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	12,007	12,009
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	181,742	182,078
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	USD	385,000	382,623
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000	101,634
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	225,432	225,981
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000	411,116
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 02/12/39 [6]	USD	235,000	232,971

Total Asset-Backed Securities (cost $1,551,155)			1,548,412

	Shares
Preferred Stocks - 1.4%
FHLMC, 8.375%, 12/31/12	USD	21,825	532,530
FNMA, 8.250%, 12/31/10	USD	32,300	776,815

Total Preferred Stocks (cost $1,385,345)			1,309,345

Other Investment Companies - 8.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.91%[3]	USD	6,751,546	6,751,546
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	USD	1,087,075	1,087,075

Total Other Investment Companies (cost $7,838,621)			7,838,621

Total Investments - 104.5% (cost $91,471,705)			96,383,361

Other Assets, less Liabilities - (4.5)%			(4,143,224)

Net Assets - 100.0%			$92,240,137

Managers Money Market Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 99.5% [1]
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 3.20%	69,696,055	$69,696,055

Total Other Investment Companies (cost $69,696,055)		69,696,055

Other Assets, less Liabilities - 0.5%		326,697

Net Assets - 100.0%		$70,022,752

Notes to Schedule of Portfolio Investments (continued)

At March 31, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$62,383,429	$6,908,341	($7,703,927)	($795,586)
Essex Large Cap Growth	56,022,420	5,207,314	(5,095,919)	111,395
Small Company	30,452,625	3,778,265	(3,497,743)	280,522
Special Equity	1,708,112,821	169,313,900	(218,752,784)	(49,438,884)
International Equity	242,446,571	49,400,814	(16,686,567)	32,714,247
Emerging Markets Equity	152,073,278	34,448,872	(6,524,834)	27,924,038
Bond	2,523,995,543	53,342,004	(77,446,738)	(24,104,734)
Global Bond	91,471,705	6,963,737	(2,052,081)	4,911,656

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$737,661	0.3%
Emerging Markets Equity	3,542,018	2.1
Bond	181,582,112	8.1
Global Bond	11,246,468	12.2

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its March 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
Value	$7,199,834	13.3%
Essex Large Cap Growth	11,661,987	26.3
Small Company	4,982,043	19.4
Special Equity	288,360,830	21.3
International Equity	8,578,150	3.2
Emerging Markets Equity	15,323,421	9.2
Bond	212,454,545	9.5
Global Bond	6,507,602	7.1

[3]	Collateral received from brokers for securities lending was invested in this short term investment.

[4]	Indicates yield to maturity at March 31, 2008.

[5]	Floating Rate Security. The rate listed is as of March 31, 2008. Date in parenthesis represents the security’s next coupon rate reset.

[6]	Variable Rate Security. The rate listed is as of March 31, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.

[7]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

#	Rounds to less than 0.1%.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between March 31, 2008:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
TOPIX Index	JPY	8	Long	6/12/2008	$14,097

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2008 for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Swiss Franc	Short	4/1/2008	($105,460)	($105,259)	($201)
Euro	Short	6/5/2008	(4,309,780)	(4,207,411)	(102,369)
Pound Sterling	Short	4/3/2008	(458,596)	(458,139)	(457)
Japanese Yen	Short	4/3/2008	(421,107)	(420,875)	(232)
Danish Krone	Short	4/3/2008	(265,899)	(265,705)	(194)
South African Rand	Short	4/2/2008	(273,333)	(275,136)	1,803
Australian Dollar	Long	4/1/2008	42,018	42,385	(367)
Euro	Long	6/5/2008	5,206,384	5,209,701	(3,317)
Pound Sterling	Long	4/2/2008	621,369	626,222	(4,853)
Hong Kong Dollar	Long	4/1/2008	211,782	211,818	(36)
Total:			$247,378	$357,602	($110,224)

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2008 for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Short	6/18/2008	($904,600)	($934,401)	$29,801
Colombian Peso	Short	6/18/2008	(451,901)	(450,267)	(1,634)
Total:			($1,356,501)	($1,384,668)	$28,167

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.	USTB:	United States Treasury Bond

FNMA:	Federal National Mortgage Association	USTN:	United States Treasury Note

GNMA:	Government National Mortgage Association	GMAC:	General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso	ISK:	Icelandic Krona

AUD:	Australian Dollar	IDR:	Indonesian Rupiah	SEK:	Swedish Krona

BRL:	Brazilian Real	ILS:	Israeli Shekel	SGD:	Singapore Dollar

CAD:	Canadian Dollar	JPY:	Japanese Yen	THB:	Thailand Baht

COP:	Columbian Peso	KRW:	South Korean Won	UYU:	Uruguayan Peso

CHF:	Swiss Franc	MXN:	Mexican Peso	TWD:	Taiwan Dollar

EUR:	Euro	MYR:	Malaysian Ringgit

GBP:	British Pound	NZD:	New Zealand Dollar

HKD:	Hong Kong Dollar

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

	VALUATION INPUTS
	LEVEL 1 Quoted Prices		LEVEL 2 Other Significant Observable Inputs
FUNDS	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Managers Value Fund	$61,587,843	—	—	—
Managers AMG Essex Large Cap Growth Fund	56,133,815	—	—	—
Managers Small Company Fund	30,476,044	—	$257,102	—
Managers Special Equity Fund	1,658,673,937	—	—	—
Managers International Equity Fund	54,303,065	$70,042	220,857,753	($110,224)
Managers Emerging Markets Equity Fund	73,959,456	26,371	106,037,860	—
Managers Bond Fund	651,127,036	(5,062)	1,848,149,494	—
Managers Global Bond Fund	9,147,966	38,109	87,235,396	28,167
Managers Money Market Fund	69,696,055	—	—	—

Total	$2,665,105,216	$129,460	$2,262,537,605	($82,057)

	VALUATION INPUTS
	LEVEL 3		TOTAL
	Significant Unobservable Inputs		Investments in Securities	Other Financial Instruments*
FUNDS	Investments in Securities	Other Financial Instruments*
Managers Value Fund	—	—	$61,587,843	—
Managers AMG Essex Large Cap Growth Fund	—	—	56,133,815	—
Managers Small Company Fund	—	—	30,733,146	—
Managers Special Equity Fund	—	—	1,658,673,937	—
Managers International Equity Fund	—	—	275,160,818	($40,182)
Managers Emerging Markets Equity Fund	—	—	179,997,316	26,371
Managers Bond Fund	$614,279	—	2,499,890,809	(5,062)
Managers Global Bond Fund	—	—	96,383,361	66,276
Managers Money Market Fund	—	—	69,696,055	—

Total	$614,279	—	$4,928,257,100	$47,403

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of assets in which significant unobservable inputs were used to determine fair value:

Managers Bond Fund

Investments in Securities
Balance as of 12/31/07	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	614,279

Balance as of 3/31/08	$614,279

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By: /s/ John H. Streur
John H. Streur, President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John H. Streur
John H. Streur, President

Date: May 30, 2008

By: /s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 30, 2008